File No. 33-82366
                                                              File No. 811-08690


              As filed with the Securities and Exchange Commission
                               on January 19, 1996



                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                 ---------------


                                    FORM N-1A
                             REGISTRATION STATEMENT
                      UNDER THE SECURITIES ACT OF 1933        /X/
                        POST-EFFECTIVE AMENDMENT NO.1         /X/
                                     AND/OR
                          REGISTRATION STATEMENT UNDER
                     THE INVESTMENT COMPANY ACT OF 1940       /X/
                               AMENDMENT NO. 3                /X/


                               THE DLB FUND GROUP
               (Exact Name of Registrant as Specified in Charter)

               One Memorial Drive, Cambridge, Massachusetts 02142
                     (Address of Principal Executive Office)

                                  (617)225-3800
              (Registrant's Telephone Number, Including Area Code)




Ronald E. Gwozdz                                   with a copy to:
David L. Babson & Co., Inc                         Gregory D. Sheehan, Esq.
One Memorial Drive                                 Ropes & Gray
Cambridge, Massachusetts  02142                    One International Place
(Name and Address of Agent for Service)            Boston, Massachusetts  02110


It is proposed that this filing become effective (check appropriate box):


 _ Immediately upon filing pursuant        _ on (date) pursuant to paragraph (b)
   to paragraph (b)

 _ 60 days after filing pursuant           X on April 1, 1995 pursuant to
   to paragraph (a)(1)                       paragraph (a)(1)

 _ 75 days after filing pursuant           _ on (date) pursuant to paragraph
   to paragraph (a)(2)                       (a)(2) of rule 485.

If appropriate, check the following box:

          _ This post-effective amendment designates a new effective date for a previously-filed, post-effective amendment.

             Pursuant to Rule 24f-2(a) under the Investment Company Act of 1940, the Registrant has previously declared the registration under the Securities Act of 1933 of an indefinite number of its shares of beneficial interest. Registrant will file a Rule 24f-2 Notice with respect to Registrant's fiscal year ended December 31, 1995 on or about February 28, 1996.

                               THE DLB FUND GROUP
                              CROSS REFERENCE SHEET
                                    FORM N-1A

                   Part A: Information Required in Prospectus


N-1A                                Location in the
Item                                Registration Statement
 No    Item                         by Prospectus Heading

1.     Cover Page                   Cover Page

2.     Synopsis                     "Shareholder Transaction and Fund Expenses"

3.     Condensed Financial          "Financial Highlights"
       Information

4.     General Description          "Organization and Capitalization of the
       of the Registrant            Trust," "Investment Objectives and Policies
                                    and Associated Risks" and Cover Page

5.     Management of the Fund       "Management of the Trust"

5A.    Management's Discussion      Not Applicable
       of Fund Performance

6.     Capital Stock and Other     "Distributions," "Taxes" and
       Securities                  "Shareholder Inquiries"

7.     Purchase of Securities      "Purchase of Shares" and "Determination of
       Being Offered               Net Asset Value"

8.     Redemption or Repurchase    "Redemption of Shares" and "Determination of
                                   Net Asset Value"

9      Pending Legal Proceedings   Not Applicable

                         Part B: Information Required in
                   Statement of Additional Information ("SAI")


N-lA                               Location in the
Item                               Registration Statement
No.    Item                        by SAI Heading

10.    Cover Page                  Cover Page

11.    Table of Contents           "Table of Contents"

12.    General Information and     Not Applicable
       History

13.    Investment Objective and    "Investment Objectives and Policies and
       Policies                    Associated Risks," "Investment Restrictions,"
                                   and "Additional Investment Practices of the Fixed Income Fund"

14.    Management of the           "Management of the Trust"
       Registrant

15.    Control Persons and         "Description of the Trust
       Principal Holders of        and Ownership of Shares"
       Securities

16.    Investment Advisory and     "Investment Advisory and Other Services"
       Other Services

17.    Brokerage Allocation        "Portfolio Transactions"

18.    Capital Stock and Other     "Description of the Trust" and "Ownership of
       Securities                  Shares"

19.    Purchase, Redemption and    "Purchase of Shares" and "Redemption of
       Pricing of Securities       Shares" in Prospectus and
       Being Offered               "Determination of Net Asset Value"

20.    Tax Status                  "Income Dividends, Distributions and
                                   Tax Status"

21.    Underwriters                Not Applicable

22.    Calculation of Performance  "Performance Information"
       Data

23.    Financial Statements        "Report of Independent Auditors and
                                   Financial Statements"

                                     PART C

         Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C of the Registration Statement.

                                   PROSPECTUS
                               THE DLB FUND GROUP
                               One Memorial Drive
                         Cambridge, Massachusetts 02142
                                 (617) 225-3800

                                  April 1, 1996


         The DLB Fund Group (the "Trust") is an open-end management investment company offering four non-diversified portfolios with different investment objectives and strategies. (Such portfolios are each referred to as a "Fund," and, collectively, as the "Funds"). The Funds are intended primarily to serve as investment vehicles for institutional investors. Each Fund's investment manager is David L. Babson & Co., Inc.
(the "Manager").

         The DLB FIXED INCOME FUND (the "Fixed Income Fund") seeks to achieve a high level of current income consistent with preservation of capital through investment in a portfolio of fixed income securities.

         The DLB GLOBAL SMALL Capitalization Fund (the "Global Small Cap Fund") seeks long-term capital appreciation through investment primarily in equity securities of smaller foreign and domestic companies.

         The  DLB  VALUE  FUND  (the  "Value  Fund")  seeks  long-term   capital
appreciation primarily through investment in a portfolio of common stocks of established companies.

         The DLB MID CAPITALIZATION FUND (the "Mid Cap Fund") seeks long-term capital appreciation primarily through investment in a portfolio of common stocks of small to medium-size companies.

         Shares of each Fund are sold to investors by the Trust. The minimum initial investment in a Fund is $100,000, and the minimum for each subsequent investment is $10,000.

         This Prospectus concisely describes the information which investors ought to know before investing in any of the Funds. Please read this Prospectus carefully and keep it for further reference.

         A Statement of Additional Information dated April 1, 1996 is available at no charge by writing to David L. Babson & Co., Inc., Marketing Department,
Attention: Maureen A. Madden, One Memorial Drive, Cambridge, Massachusetts, 02142 or by telephoning (617) 225-3800. The Statement, which contains more detailed information about all of the Funds, has been filed with the Securities and Exchange Commission and is incorporated by reference in this Prospectus.



         THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED ON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                TABLE OF CONTENTS

                                                                           Page


SHAREHOLDER TRANSACTION AND FUND EXPENSES                                     3

FINANCIAL HIGHLIGHTS                                                          8

INVESTMENT OBJECTIVES AND POLICIES AND ASSOCIATED RISKS                      12

PURCHASE OF SHARES                                                           18

REDEMPTION OF SHARES                                                         20

DETERMINATION OF NET ASSET VALUE                                             21

DISTRIBUTIONS                                                                21

TAXES                                                                        22

MANAGEMENT OF THE TRUST                                                      23

PERFORMANCE INFORMATION                                                      24

ORGANIZATION AND CAPITALIZATION OF THE TRUST                                 25

SHAREHOLDER INQUIRIES                                                        25

                    SHAREHOLDER TRANSACTION AND FUND EXPENSES



1.       FIXED INCOME FUND

SHAREHOLDER TRANSACTION EXPENSES

         Maximum Sales Load on Purchases..................................................................None
         Maximum Sales Load on Reinvested Dividends.......................................................None
         Deferred Sales Load..............................................................................None
         Purchase Premium.................................................................................None
         Redemption Fees..................................................................................None
         Exchange Fee.....................................................................................None


ANNUAL FUND OPERATING EXPENSES
(as a percentage of average net assets)

         Management Fees (after fee waiver) (a)...................................................  .20%
         12b-1 Fees(b)............................................................................    0
         Other Expenses...........................................................................  .35%
         Total Fund Operating Expenses(a).........................................................  .55%


EXAMPLE:

You would pay the following                                     Years
expenses on a $1,000 investment,
assuming a 5% annual return                                 1              3
with or without redemption at
the end of each period:                                 $6.00          $18.00

---------------

(a) The Manager has agreed with the Fund to reduce its management fee and to bear certain expenses until further notice to the extent that the Fund's total annual expenses, other than brokerage commissions and transfer taxes, would otherwise exceed .55% of the Fund's average daily net assets. Therefore, so long as the Manager agrees to reduce its fee and to bear certain expenses, total annual expenses, other than brokerage commissions and transfer taxes, of the Fund will not exceed .55%. Absent such agreement by the Manager to waive its fee and bear certain expenses, management fees would be .40%, and total Fund operating expenses would be .75%.

(b) The Fund has adopted a distribution and services plan pursuant to Rule 12b-1 that permits payments by the Fund at an annual rate of up to .50% of the Fund's average net assets, but the Trustees do not currently intend to implement such plan during the Fund's current fiscal year. See "Purchase of Shares --12b-1 Plans."

2.       GLOBAL SMALL CAP FUND

SHAREHOLDER TRANSACTION EXPENSES

         Maximum Sales Load on Purchases..................................................................None
         Maximum Sales Load on Reinvested Dividends.......................................................None
         Deferred Sales Load..............................................................................None
         Purchase Premium.................................................................................None
         Redemption Fees..................................................................................None
         Exchange Fee.....................................................................................None


ANNUAL FUND OPERATING EXPENSES
(as a percentage of average net assets)

         Management Fees (after fee waiver)(a)...................................................  .80%
         12b-1 Fees(b)...........................................................................    0
         Other Expenses..........................................................................  .70%
         Total Fund Operating Expenses(a)........................................................ 1.50%


EXAMPLE:

You would pay the following                                     Years
expenses on a $1,000 investment,
assuming a 5% annual return                                 1              3
with or without redemption at
the end of each period:                                 $16.00            $48.00
---------------

(a) The Manager has agreed with the Fund to reduce its management fee and to bear certain expenses until further notice to the extent that the Fund's total annual expenses, other than brokerage commissions and transfer taxes, would otherwise exceed 1.50% of the Fund's average daily net assets. Therefore, so long as the Manager agrees to reduce its fee and to bear certain expenses, total annual expenses, other than brokerage commissions and transfer taxes, of the Fund will not exceed 1.50%. Absent such agreement by the Manager to waive its fee and bear certain expenses, management fees would be 1.00%, and total Fund operating expenses would be 1.70%. The management fees paid by the Fund are higher than the management fees paid by most other investment companies, although not necessarily higher than other investment companies investing in a global portfolio of small capitalization stocks.

(b) The Fund has adopted a distribution and services plan pursuant to Rule 12b-1 that permits payments by the Fund at an annual rate of up to .50% of the Fund's average net assets, but the Trustees do not currently intend to implement such plan during the Fund's current fiscal year. See "Purchase of Shares --12b-1 Plans."

3.       VALUE FUND

SHAREHOLDER TRANSACTION EXPENSES

         Maximum Sales Load on Purchases..................................................................None
         Maximum Sales Load on Reinvested Dividends.......................................................None
         Deferred Sales Load..............................................................................None
         Purchase Premium.................................................................................None
         Redemption Fees..................................................................................None
         Exchange Fee.....................................................................................None


ANNUAL FUND OPERATING EXPENSES
(as a percentage of average net assets)

         Management Fees (after fee waiver)(a)....................................................  .35%
         12b-1 Fees(b)............................................................................    0
         Other Expenses...........................................................................  .45%
         Total Fund Operating Expenses(a).........................................................  .80%


EXAMPLE:

You would pay the following                                     Years
expenses on a $1,000 investment,
assuming a 5% annual return                                 1              3
with or without redemption at
the end of each period:                                    $9.00          $26.00

---------------

(a) The Manager has agreed with the Fund to reduce its management fee and to bear certain expenses until further notice to the extent that the Fund's total annual expenses, other than brokerage commissions and transfer taxes, would otherwise exceed .80% of the Fund's average daily net assets. Therefore, so long as the Manager agrees to reduce its fee and to bear certain expenses, total annual expenses, other than brokerage commissions and transfer taxes, of the Fund will not exceed .80%. Absent such agreement by the Manager to waive its fee and bear certain expenses, management fees would be .55%, and total Fund operating expenses would be 1.00%.

(b) The Fund has adopted a distribution and services plan pursuant to Rule 12b-1 that permits payments by the Fund at an annual rate of up to .50% of the Fund's average net assets, but the Trustees do not currently intend to implement such plan during the Fund's current fiscal year. See "Purchase of Shares --12b-1 Plans."

4.       MID CAP FUND

SHAREHOLDER TRANSACTION EXPENSES

         Maximum Sales Load on Purchases..................................................................None
         Maximum Sales Load on Reinvested Dividends.......................................................None
         Deferred Sales Load..............................................................................None
         Purchase Premium.................................................................................None
         Redemption Fees..................................................................................None
         Exchange Fee.....................................................................................None


ANNUAL FUND OPERATING EXPENSES
(as a percentage of average net assets)

         Management Fees (after fee waiver)(a)...................................................  .30%
         12b-1 Fees(b)...........................................................................    0
         Other Expenses..........................................................................  .60%
         Total Fund Operating Expenses(a)........................................................  .90%


EXAMPLE:

You would pay the following                                     Years
expenses on a $1,000 investment,
assuming a 5% annual return                                 1              3
with or without redemption at
the end of each period:                                    $10.00      $29.00

---------------

(a) The Manager has agreed with the Fund to reduce its management fee and to bear certain expenses until further notice to the extent that the Fund's total annual expenses, other than brokerage commissions and transfer taxes, would otherwise exceed .90% of the Fund's average daily net assets. Therefore, so long as the Manager agrees to reduce its fee and to bear certain expenses, total annual expenses, other than brokerage commissions and transfer taxes, of the Fund will not exceed .90%. Absent such agreement by the Manager to waive its fee and bear certain expenses, management fees would be .60%, and total Fund operating expenses would be 1.20%.

(b) The Fund has adopted a distribution and services plan pursuant to Rule 12b-1 that permits payments by the Fund at an annual rate of up to .50% of the Fund's average net assets, but the Trustees do not currently intend to implement such plan during the Fund's current fiscal year. See "Purchase of Shares --12b-1 Plans."

         The purpose of the foregoing tables is to assist an investor in understanding the various costs and expenses of each of the Funds that are borne by holders of Fund shares. THE FIVE PERCENT ANNUAL RETURN AND ESTIMATED EXPENSES USED IN CALCULATING THE EXAMPLES ARE NOT REPRESENTATIONS OF FUTURE PERFORMANCE OR EXPENSES; SUBJECT TO THE MANAGER'S AGREEMENT TO WAIVE ITS FEE AND BEAR CERTAIN EXPENSES FOR EACH FUND AS DESCRIBED IN THE FOREGOING TABLES, ACTUAL PERFORMANCE AND/OR EXPENSES MAY BE MORE OR LESS THAN SHOWN.

                              FINANCIAL HIGHLIGHTS


         The following tables present unaudited per share financial information for each of the Funds.

1.       FIXED INCOME FUND

FINANCIAL HIGHLIGHTS
PERIOD FROM JULY 25, 1995 (COMMENCEMENT OF OPERATIONS)
TO DECEMBER 31, 1995

Per share data (for a share outstanding throughout the period):
     Net  asset  value -  beginning  of period                                       $10.00
     Income  from  investment operations:
         Net investment income                                                         0.28
         Net realized and unrealized gain on investments                               0.37

              Total from investment operations                                         0.65

     Less distributions declared to shareholders:
         From net investment income                                                   (0.28)
         From net realized gain on investments                                        (0.11)

              Total distributions declared to shareholders                            (0.39)

     Net asset value - end of period                                                 $10.26

     Total return                                                                     14.75%*

     Ratios and Supplemental Data:
         Ratio of expenses to average net assets                                       0.55%*
         Ratio of net investment income to average net assets                          6.24%*
         Portfolio turnover                                                              42%
         Net assets at end of period (000 omitted)                                   $5,325

     The Manager has agreed with the Fund to reduce its management fee and bear certain expenses, such that expenses do not exceed 0.55% of average daily net assets on an annualized basis. If the fee and expenses had been incurred by the Fund and had expenses been limited to that required by state securities law, the net investment income per share and ratios would have been:

     Net investment income                                                            $0.20

     Ratios (to average net assets)
         Expenses                                                                      2.50%*
         Net investment income                                                         4.30%*
     *Annualized

     See notes to financial statements.

2.   GLOBAL SMALL CAP FUND

FINANCIAL HIGHLIGHTS
PERIOD FROM JULY 19, 1995
(COMMENCEMENT OF OPERATIONS) TO DECEMBER 31, 1995

Per share data (for a share outstanding throughout the period):
     Net  asset  value -  beginning  of period                                       $10.00
     Income  from  investment  operations:
         Net investment income                                                         0.07
         Net realized and unrealized gain on investments                               0.34

              Total from investment operations                                         0.41

     Less distributions declared to shareholders:
         From net investment income                                                   (0.07)
         In excess of net investment income                                           (0.01)

              Total distributions declared to shareholders                            (0.08)


     Net asset value - end of period                                                 $10.33

     Total return                                                                      8.96%*

     Ratios and Supplemental Data:
         Ratio of expenses to average net assets                                       1.50%*
         Ratio of net investment income to average net assets                          1.46%*
         Portfolio turnover                                                               5%
         Net assets at end of period  (000  omitted)                                $10,509

     The manager has agreed with the Fund to reduce its investment management fee and bear certain expenses, such that expenses do not exceed 1.50% of average daily net assets on an annualized basis. If the fee and expenses had been incurred by the Fund, and had expenses been limited to that required by state securities law, net investment income per share would have been:

     Net investment loss                                                              $0.02

     Ratios (to average net assets):
         Expenses                                                                      2.50%*
         Net investment income                                                         0.42%*

     *Annualized

     See notes to financial statements.

3.   VALUE FUND


FINANCIAL HIGHLIGHTS - UNAUDITED
PERIOD FROM JULY 25, 1995 (COMMENCEMENT OF OPERATIONS)
TO DECEMBER 31, 1995

Per share data (for a share outstanding throughout the period):
     Net  asset  value -  beginning  of period                                       $10.00
     Income  from  investment operations:
         Net investment income                                                         0.09
         Net realized and unrealized gain (loss) on investments                        0.73

              Total from investment operations                                         0.82

     Less distributions declared to shareholders:
         From net investment income                                                   (0.09)
         From net realized gain on investments                                        (0.15)

              Total distributions declared to shareholders                            (0.24)

     Net asset value - end of period                                                 $10.58

     Total return                                                                     18.64%*

     Ratios and Supplemental Data:
         Ratio of expenses to average net assets                                      0.80%*
         Ratio of net investment income to average net assets                         2.02%*
         Portfolio turnover                                                              7%
         Net assets at end of period (000 omitted)                                 $10,818

     The manager has agreed with the Fund to reduce its management fee and bear certain expenses, such that expenses do not exceed 0.80% of average daily net assets on an annualized basis. If the fee and expenses had been incurred by the Fund and had expenses been limited to that permitted by state securities law, the net investment income per share and ratios would have been:

     Net investment income                                                           $0.02

     Ratios (to average net assets)
         Expenses                                                                     2.43%*
         Net investment income                                                        0.40%*

     *Annualized

     See notes to financial statements.

4.   MID CAP FUND


FINANCIAL HIGHLIGHTS - UNAUDITED
PERIOD FROM JULY 25, 1995 (COMMENCEMENT OF OPERATIONS)
TO DECEMBER 31, 1995

Per share data (for a share outstanding throughout the period):
     Net  asset  value -  beginning  of period                                       $10.00
     Income  from  investment operations:
         Net investment income                                                         0.08
         Net realized and unrealized gain on investments                               0.84

              Total from investment operations                                         0.92

     Less distributions declared to shareholders:
         From net investment income                                                   (0.08)
         From net realized gain on investments                                        (0.09)

                  Total distributions declared to shareholders                        (0.17)

     Net asset value - end of period                                                 $10.75

     Total return                                                                     21.17%*

     Ratios and Supplemental Data:
         Ratio of expenses to average net assets                                       0.90%*
         Ratio of net investment income to average net assets                          1.90%*
         Portfolio turnover                                                               6%
         Net assets at end of period (000 omitted)                                  $10,929

     The manager has agreed with the Fund to reduce its management fee and bear certain expenses, such that expenses do not exceed 0.90% of average daily net assets on an annualized basis. If the fee and expenses had been incurred by the Fund, and had expenses been limited to that permitted by state securities law, the net investment income per share and ratios would have been:

     Net investment income                                                             0.01

     Ratios (to average net assets)
         Expenses                                                                      2.50%*
         Net investment income                                                         0.30%

     *Annualized

     See notes to financial statements.

             INVESTMENT OBJECTIVES AND POLICIES AND ASSOCIATED RISKS


                                FIXED INCOME FUND

     The Fixed Income Fund's investment objective is to achieve a high level of current income consistent with preservation of capital through investment in a portfolio of fixed income securities.

     The Manager will pursue the Fixed Income Fund's objective by investing the Fund's assets primarily in publicly traded domestic fixed income securities, including U.S. Treasury and agency obligations, mortgage-backed and asset-backed securities and corporate debt securities. The Fund will also invest in other fixed income markets, such as corporate private placements, directly-placed mortgage obligations and foreign currency denominated bonds. Substantially all (but no less than 65%) of the Fund's total assets will at all times be invested in fixed income securities. Pending investment and reinvestment in fixed income securities, the Manager may invest the Fund's assets in money market instruments. Allocations are made among a wide array of market sectors, such as U.S. Treasury and agency obligations, corporate securities, mortgages and mortgage-backed securities, private placement securities and non-U.S. dollar denominated securities, based on the relative attractiveness of such sectors. Following these sector allocations, the Manager will purchase those securities deemed attractively valued in the desired sectors. The Fund may invest in any fixed income security, including preferred stocks.

     PORTFOLIO DURATION AND MATURITY. The Fund's portfolio will generally have an average dollar weighted portfolio maturity of five to twelve years and a duration of no less than three years and no more than ten years (excluding short-term investments). The duration of a fixed income security is the weighted average maturity, expressed in years, of the present value of all future cash flows, including coupon payments and principal repayments. The Fund's portfolio may include securities with maturities and durations outside of these ranges when consistent with its investment objective.

     PORTFOLIO QUALITY. The Fund may invest in any security that is rated investment grade at the time of purchase (i.e., at least Baa as determined by Moody's Investors Service, Inc. ("Moody's") or BBB as determined by Standard & Poor's ("S&P")), or in any unrated security that the Manager determines to be of comparable quality. Securities rated Baa by Moody's or BBB by S&P and comparable unrated securities have speculative characteristics, and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments on such obligations than in the case of higher-rated securities. In the event that any security held by the Fund ceases to be of investment grade quality, the Fund will not be obligated to dispose of such security and may continue to hold the obligation if, in the opinion of the Manager, such investment is considered appropriate under the circumstances. However, if more than 5% of the Fund's net assets are below investment grade quality, the Manager will dispose of such securities as are necessary to reduce such holdings to below 5%. The values of fixed income securities generally vary inversely to changes in prevailing interest rates. Investments in lower quality fixed income securities generally provide greater income than investments in higher-rated securities but are subject to greater market fluctuations and risks of loss of income and principal than are higher-rated securities. Fluctuations in the value of portfolio securities will not affect interest income on existing portfolio securities but will be reflected in the Fund's net asset value.

     MORTGAGE-BACKED AND OTHER ASSET-BACKED SECURITIES. The Fund may invest in mortgage-backed and other asset-backed securities issued by the U.S. Government and its agencies and instrumentalities and by non-governmental issuers. Interest and principal payments (including prepayments) on the mortgages underlying mortgage-backed securities are passed through to the holders of the mortgage-backed security. Prepayments occur when the mortgagor on an individual mortgage prepays the remaining principal before the mortgage's scheduled maturity date. As a result of the pass-through of prepayments of principal on the underlying securities, mortgage-backed securities are often subject to more rapid prepayment of principal than their stated maturity would indicate. Because the prepayment characteristics of the underlying mortgages vary, there can be no certainty as to the predicted yield or average life of a particular issue of pass-through certificates. Prepayments are important because of their effect on the yield and price of the securities. During periods of declining interest rates, such prepayments can be expected to accelerate and the Fund would be required to reinvest the proceeds at the lower interest rates then available. In addition, prepayments of mortgages which underlie securities purchased at a premium could result in capital losses because the premium may not have been fully amortized at the time the obligation was prepaid. As a result of these principal payment features, the values of mortgage-backed securities generally fall when interest rates rise, but their potential for capital appreciation in periods of falling interest rates is limited because of the prepayment feature. The mortgage-backed securities purchased by the Fund may include adjustable rate instruments. See "Adjustable Rate Securities" below.

     The Fund may also invest in asset-backed securities such as securities backed by pools of automobile loans, educational loans and credit card receivables, both secured and unsecured. These assets are generally held by a trust and payments of principal and interest or interest only are passed through to certificate holders.

     Underlying automobile sales contracts, educational loans, or credit card receivables are subject to prepayment, which may reduce the overall return to certificate holders. Nevertheless, principal repayment rates tend not to vary much with interest rates and the short-term nature of the underlying car loans or other receivables tends to dampen the impact of any change in the prepayment level. Certificate holders may also experience delays in payment on the certificates if the full amounts due on underlying sales contracts or receivables are not realized by the trust because of unanticipated legal or administrative costs of enforcing the contracts or because of depreciation or damage to the collateral (usually automobiles) securing certain contracts, or other factors. If consistent with its investment objective and policies, the Fund may invest in other asset-backed securities that may be developed in the future.

In addition to the risks described above, mortgage-backed and asset-backed securities of non-governmental issuers involve risk of loss of principal if the obligors of the underlying obligations default in payment of the obligations.

     COLLATERALIZED MORTGAGE OBLIGATIONS ("CMOS"). The Fund may invest in CMOs. A CMO is a security backed by a portfolio of mortgages or mortgage-backed securities held under an indenture. The issuer's obligation to make interest and principal payments is secured by the underlying portfolio of mortgages or mortgage-backed securities. CMOs are issued in multiple classes or series which have different maturities representing interests in some or all of the interest or principal on the underlying collateral or a combination thereof. CMOs of different classes are generally retired in sequence as the underlying mortgage loans in the mortgage pool are repaid. In the event of sufficient early prepayments on such mortgages, the class or series of CMO first to mature generally will be retired prior to its stated maturity. Thus, the early retirement of a particular class or series of CMO held by the Fund would have the same effect as the prepayment of mortgages underlying a mortgage-backed pass-through security. CMOs also include securities ("Residuals") representing the interest in any excess cash flow and/or the value of any collateral remaining after the issuer has applied cash flow from the underlying mortgages or mortgage-backed securities to the payment of principal of, and interest on, all other CMOs and the administrative expenses of the issuer. Residuals have value only to the extent income from such underlying mortgages or mortgage-backed securities exceeds the amounts necessary to satisfy the issuer's debt obligations represented by all other outstanding CMOs.

     ADJUSTABLE RATE SECURITIES. The Fund may invest in adjustable rate securities which are securities that have interest rates that are reset at periodic intervals, usually by reference to some interest rate index or market interest rate. They may be U.S. Government securities or securities of other issuers. Some adjustable rate securities are backed by pools of mortgage loans. Although the rate adjustment feature may act as a buffer to reduce sharp changes in the value of adjustable rate securities, these securities are still subject to changes in value based on changes in market interest rates or changes in the issuer's creditworthiness. Because the interest rate is reset only periodically, changes in the interest rates on adjustable rate securities may lag changes in prevailing market interest rates. Also, some adjustable rate securities (or the underlying mortgages) are subject to caps or floors that limit the maximum change in interest rate during a specified period or over the life of the security. Because of the resetting of interest rates, adjustable rate securities are less likely than non-adjustable rate securities of comparable quality and maturity to increase significantly in value when market interest rates fall. The Fund's investments in adjustable rate securities will not be included for purposes of determining compliance with the Fund's policy of investing at least 65% of its total assets in fixed income securities discussed above.

     OTHER INVESTMENT POLICIES. The Fund may also invest a limited portion of its assets (in all cases less than 5%) in IO/PO strips, zero coupon securities, indexed securities, loans and other direct debt instruments, reverse repurchase agreements and dollar roll agreements. See the Statement of Additional Information for a description of each of these investment practices and the related risks.

     See "Investment Objectives And Policies--General."

                              GLOBAL SMALL CAP FUND

     The investment objective of the Global Small Cap Fund is to seek long-term capital appreciation through investment primarily in equity securities of foreign and domestic companies with market capitalizations at the time of investment by the Fund of up to $1.5 billion. Such companies are referred to herein as "small capitalization companies." Current income is only an incidental consideration in selecting investments for the Fund. The Fund is designed for investors seeking above-average capital growth potential through a global portfolio of common stocks.

     It is expected that substantially all (but no less than 65%) of the Fund's total assets will at all times be invested in common stocks of small capitalization companies. Such companies may present greater opportunities for capital appreciation because of high potential earnings growth, but may also involve greater risk. Small capitalization companies tend to be smaller than other companies and may be dependent upon a single proprietary product or market niche. They may have limited product lines, markets or financial resources or may depend on a limited management group. Typically, small capitalization companies have fewer securities outstanding, which may be less liquid than securities of larger companies. Their common stock and other securities may trade less frequently and in limited volume. The securities of small capitalization companies are generally more sensitive to purchase and sale transactions; therefore, the prices of such securities tend to be more volatile than the securities of larger companies. As a result, the securities of small capitalization companies may change in value more than those of larger, more established companies.

     In seeking capital appreciation, the Fund follows a global investment strategy of investing primarily in common stocks traded in securities markets located in a number of foreign countries and in the United States. The Fund normally expects to invest approximately 40% to 60% of its assets outside the United States and the remaining 60% to 40% of its assets inside the United States. The weighting of the Fund's portfolio between foreign and domestic investments will depend upon prevailing conditions in foreign and domestic markets. Under certain market conditions, the Fund may invest more than 60% of its assets either outside or inside the United States. In addition, the Fund will always invest at least 65% of its assets in at least three different countries, one of which will be the United States. The Fund may hold a portion of its assets in cash or money market instruments.

     Consistent with the above policies, the Fund may at times invest more than 25% of its assets in the securities of issuers located in a single country. At such times, the Fund's performance will be directly affected by political, economic, market and exchange rate conditions in such countries. When the Fund invests a substantial portion of its assets in a single country it is at greater risk to adverse changes in any of these factors with respect to such country than a Fund which does not invest as heavily in the country.

     The Fund may invest up to 15% of its assets in stocks traded in the securities markets of newly industrializing countries in Asia, Latin America, the Middle East, Southern Europe, Eastern Europe and Africa. Investment in such countries involves a greater degree of risk than investment in industrialized countries, as discussed below. In order to gain such exposure to certain foreign countries which prohibit or impose restrictions on direct investment, the Fund may (subject to any applicable regulatory requirements) invest in foreign and domestic investment companies and other pooled investment vehicles that invest primarily or exclusively in such countries. The Fund's investment through such vehicles will generally involve the payment of indirect expenses (including advisory fees) which the Fund does not incur when investing directly.

     The Manager believes that the securities markets of many nations move relatively independently of one another because business cycles and other economic or political events that influence one country's securities markets may have little effect on securities markets in other countries. By investing in a global portfolio, the Fund attempts to reduce the risks associated with investing in the economy of only one country. The countries that the Manager or Babson-Stewart Ivory International, the Fund's sub-adviser (the "Sub-Adviser"), believes offer attractive opportunities for investment may change from time to time. The Fund will invest only in exchange traded securities and securities traded through established over-the-counter trading systems which the Manager or the Sub-Adviser believes provide comparable liquidity to exchange traded securities.

     Foreign investments can involve risks, however, that may not be present in domestic securities. Because foreign securities are normally denominated and traded in foreign currencies, the value of the assets of the Fund may be affected favorably or unfavorably by changes in currency rates and exchange control regulations. There may be less information publicly available about a foreign company than about a U.S. company, and foreign companies are not generally subject to accounting, auditing and financial reporting standards and practices comparable to those in the United States. The securities of some foreign companies are less liquid and at times more volatile than securities of comparable U.S. companies. Foreign brokerage commissions and other fees are also generally higher than in the United States. Foreign settlement procedures and trade regulations may involve certain risks (such as delay in payment or delivery of securities or in the recovery of the Fund's assets held abroad) and expenses not present in the settlement of domestic investments.

     In addition, with respect to certain foreign countries, there is a possibility of expropriation of assets, imposition of currency exchange controls, confiscatory taxation, political or financial instability and diplomatic developments which could affect the value of investments in those countries. In certain countries, legal remedies available to investors may be more limited than those available with respect to investments in the United States or other countries. The laws of some foreign countries may limit the Fund's ability to invest in securities of certain issues located in those countries. Finally, special tax considerations apply to foreign securities.

     See "Investment Objectives and Policies--General."

                                   VALUE FUND

     The Value Fund's investment objective is to seek long-term capital appreciation primarily through investment in a portfolio of common stocks of established companies. Strong consideration is given to common stocks whose current prices do not adequately reflect, in the opinion of the Manager, the true value of the underlying company in relation to earnings, dividends and/or assets.

     The Fund will ordinarily invest in the securities of companies which are listed on national securities exchanges or on the National Association of Securities Dealers Automated Quotation System. The Manager will select which issues to invest in based on its assessment of whether the issue is likely to provide favorable capital appreciation over the long-term.

     The Fund's investments may be made in companies which are currently of below average quality but which, in the opinion of the Manager, are undervalued by the market and offer attractive opportunities for long-term capital appreciation. Such companies involve a greater degree of investment risk than companies of average or above average quality, including the risk of a total loss in the event of insolvency or bankruptcy. Investment quality is evaluated using fundamental analysis emphasizing an issuer's historic financial performance, balance sheet strength, management capability and competitive position. Various valuation parameters are examined to determine the attractiveness of individual securities.

     See "Investment Objectives And Policies--General."

                                  MID CAP FUND

     The investment objective of the Mid Cap Fund is to seek long-term capital appreciation primarily through investment in small to medium-size companies. Such companies are referred to herein as "mid capitalization companies," which for these purposes means companies with a market capitalization at the time of investment by the Fund of between $400 million and $2 billion. Current income is only an incidental consideration. Strong consideration is given to common stocks of mid capitalization companies whose current prices do not adequately reflect, in the opinion of the Manager, the ongoing business value of the underlying company.

     The Mid Cap Fund invests primarily in common stocks. The Fund expects that substantially all (but no less than 65%) of its total assets will be invested in the common stock of mid capitalization companies. Such companies may present greater opportunities for capital appreciation because of high potential earnings growth, but may also involve greater risk. Mid capitalization companies tend to be smaller than other companies and may be dependent upon a single proprietary product or market niche. They may have limited product lines, markets or financial resources or may depend on a limited management group. Typically, mid capitalization companies have fewer securities outstanding and are less liquid than securities of larger companies. Their common stock and other securities may trade less frequently and in limited volume. The securities of mid capitalization companies are generally more sensitive to purchase and sale transactions; therefore, the prices of such securities tend to be more volatile than the securities of larger companies. As a result, the securities of mid capitalization companies may change in value more than those of larger, more established companies. Because the Fund does not expect to invest in long or short-term fixed income securities for temporary defensive purposes, the Fund will generally stay fully invested in equity securities.

     See "Investment Objectives and Policies--General."

                                     GENERAL

     ILLIQUID SECURITIES. Each of the Funds may purchase "illiquid securities," which are securities that are not readily marketable, including securities whose disposition is restricted by contract or under Federal securities laws, so long as no more than 15% of a Fund's net assets would be invested in such illiquid securities. A Fund may not be able to dispose of such securities in a timely fashion and for a fair price, which could result in losses to the Fund. In addition, illiquid securities are generally more difficult to value.

     PORTFOLIO TURNOVER. Although portfolio turnover is not a limiting factor with respect to investment decisions for the Funds, the Funds expect to experience relatively low portfolio turnover rates. It is not anticipated that under normal circumstances the annual portfolio turnover rate of any Fund will exceed 100%. However, in any particular year, market conditions may result in greater rates than are currently anticipated. Portfolio turnover involves brokerage commissions and other transaction costs, which will be borne directly by the relevant Fund, and could involve realization of capital gains that would be taxable when distributed to shareholders of the relevant Fund. The tax consequences of portfolio transactions may be a secondary consideration for tax-exempt investors.

     REPURCHASE AGREEMENTS. Each Fund may enter into repurchase agreements with banks and broker- dealers. Under repurchase agreements a Fund acquires a security (usually an obligation of a Government under which the transaction is initiated or in whose currency the agreement is denominated) for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed on price and date. The resale price exceeds the acquisition price and reflects an agreed-upon market rate unrelated to the coupon rate on the purchased security. Such transactions afford an opportunity for a Fund to earn a return on temporarily available cash at no market risk, although there is a risk that the seller may default on its obligation to pay the agreed-upon sum on the redelivery date. Such a default may subject a Fund to expenses, delays and risks of loss. Repurchase agreements entered into with foreign brokers, dealers and banks involve additional risks similar to those of investing in foreign securities. For a discussion of these risks, see "Global Small Cap Fund," above.

     FIRM COMMITMENTS. Each Fund may enter into firm commitment agreements with banks or broker- dealers for the purchase of securities at an agreed-upon price on a specified future date. A Fund will only enter into firm commitment arrangements with banks and broker-dealers which the Manager determines present minimal credit risks. A Fund will maintain in a segregated account with its custodian cash, U.S. Government Securities or other liquid high grade debt obligations in an amount equal to the Fund's obligations under firm commitment agreements.

     LOANS OF PORTFOLIO SECURITIES. Each Fund may make secured loans of portfolio securities on up to 100% of the Fund's total assets. The risks in lending portfolio securities, as with other extensions of credit, consist of possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. However, such loans will be made only to broker-dealers that are believed by the Manager to be of relatively high credit standing. Securities loans are made to broker-dealers pursuant to agreements requiring that loans be continuously secured by collateral in cash or U.S. Government securities at least equal at all times to the market value of the securities lent. The borrower pays to the lending Fund an amount equal to any dividends or interest received on the securities lent. The Fund may invest the cash collateral received in interest-bearing, short-term securities or receive a fee from the borrower. Although voting rights or rights to consent with respect to the loaned securities pass to the borrower, the Fund retains the right to call the loans at any time on reasonable notice, and it will do so in order that the securities may be voted by the Fund if the holders of such securities are asked to vote upon or consent to matters materially affecting the investment. The Fund may also call such loans in order to sell the securities involved. The Fund pays various fees in connection with such loans including shipping fees and reasonable custodian and placement fees approved by the Trustees of the Trust or persons acting pursuant to their direction.

     RISKS OF NON-DIVERSIFICATION. The Funds are "non-diversified" funds and as such are not required to meet any diversification requirements under the Investment Company Act of 1940. As a non-diversified fund, each Fund may invest a relatively high percentage of its assets in the securities of relatively few issuers, rather than invest in the securities of a large number of issuers merely to satisfy diversification requirements. Investment in the securities of a limited number of issuers may increase the risk of loss to a Fund should there be a decline in the market value of any one portfolio security. Investment in a non-diversified fund may therefore entail greater risks than investment in a "diversified" fund.

     CHANGES TO INVESTMENT OBJECTIVES. The investment objectives and policies of each Fund may be changed by the Trustees without shareholder approval. Any such change may result in a Fund having investment objectives and policies different from the objectives and policies which a shareholder considered appropriate at the time of such shareholder's investment in such Fund. Shareholders of the Trust will be notified of any changes in the Funds' investment objectives or policies through a revised prospectus or other written communication.


                               PURCHASE OF SHARES


     Shares of each Fund may be purchased directly from the Trust on any day when the New York Stock Exchange is open for business (a "business day"). The minimum for an initial investment in a Fund is $100,000, and the minimum for each subsequent investment is $10,000. The purchase price of a share of each Fund is the net asset value next determined after a purchase order is received in good order.

     Shares of each Fund may be purchased either (i) in exchange for common stocks on deposit at The Depository Trust Company ("DTC") or appropriate fixed income securities, subject to the determination by the Manager that the securities to be exchanged are acceptable, (ii) in cash (i.e., by wire transfer) or (iii) by a combination of such securities and cash. In all cases, the Manager reserves the right to reject any particular investment. Securities accepted by the Manager in exchange for Fund shares will be valued as set forth under "Determination of Net Asset Value" (generally the last quoted sale price) as of the time of the next determination of net asset value after such acceptance. All dividends, interest, subscription or other rights which are reflected in the market price of accepted securities at the time of valuation become the property of the relevant Fund and must be delivered to the Trust upon receipt by the investor from the issuer. A gain or loss for federal income tax purposes may be realized by investors subject to Federal income taxation upon the exchange, depending upon the investor's basis in the securities tendered.

     The Manager will not approve the acceptance of securities in exchange for Fund shares unless (1) the Manager, in its sole discretion, believes the securities are appropriate investments for the Fund; (2) the investor represents and agrees that all securities offered to the Fund are not subject to any restrictions upon their sale by the Fund under the Securities Act of 1933, or otherwise; and (3) the securities may be acquired under the investment restrictions applicable to the relevant Fund. Investors interested in purchases through exchange should telephone the Manager at (617) 225-3800, Attn: Maureen
A. Madden.

     Investors should call the offices of the Trust before attempting to place an order for Trust shares. The Trust reserves the right at any time to reject an order.

     For purposes of calculating the purchase price of Trust shares, a purchase order is received by the Trust on the day that it is "in good order" unless it is rejected by the Trust. An order is "in good order" if the Trust has received the consideration for Trust shares (cash or, in the case of in-kind investments, securities). In the case of a cash investment the deadline for wiring federal funds to the Trust is 2:00 p.m.; in the case of an investment in-kind the investor's securities must be placed on deposit at DTC, and 4:00 p.m. is the deadline for transferring those securities to the account designated by Investors Bank & Trust Company. If the consideration is not received by the Trust before the relevant deadline, the purchase order is not considered to be in good order and the purchase order and consideration are required to be resubmitted on the following business day, unless Investors Bank & Trust Company can credit the consideration to the account for a specific Fund.

     All federal funds must be transmitted to Investors Bank & Trust Company to Account No. 777777722 for the account of the specific Fund.

     "Federal funds" are monies credited to Investors Bank & Trust Company's account with the Federal Reserve Bank of Boston.

     Purchases will be made in full and fractional shares of each Fund calculated to three decimal places. The Trust will send to shareholders written confirmation (including a statement of shares owned) at the time of each transaction.

     12B-1 PLANS. The Trust has adopted a distribution and services Plan for each Fund under Rule 12b-1 of the Investment Company Act of 1940 but the Trustees do not intend to implement such Plans during the Trust's current fiscal year. The purposes of each Plan if implemented would be to compensate and/or reimburse investment dealers and other persons for services provided and expenses incurred in promoting sales of shares, reducing redemptions or improving services provided to shareholders by such dealers and other persons. Each Plan would permit payments by a Fund for such purposes at an annual rate of up to .50% of the Fund's average net assets, subject to the authority of the Trustees to reduce the amount of payments or to suspend the Plan for such periods as they may determine. Subject to these limitations, the amount of payments under each Plan and the specific purposes for which they are made would be determined by the Trustees. At present, the Trustees have no intention of implementing any Plan.


                              REDEMPTION OF SHARES


     Shares of each Fund may be redeemed on any business day in cash or in kind. The redemption price is the net asset value per share next determined after receipt of the redemption request in good order. There is no redemption fee for any of the Funds. Cash payments generally will be made by transfer of Federal funds for payment into the investor's account the next business day following the redemption request. Redemption requests should be sent to Investors Bank & Trust Company. In order to help facilitate the timely payment of redemption proceeds, it is recommended that investors telephone the Manager at (617) 225-38700, Attn: Maureen A. Madden, prior to submitting a request.

     Payment on redemption will be made as promptly as possible and in any event within seven days after the request for redemption is received by the Trust in good order. A redemption request is in good order if it includes the correct name in which shares are registered, the investor's account number and the number of shares or the dollar amount of shares to be redeemed and if it is signed correctly in accordance with the form of registration. Persons acting in a fiduciary capacity, or on behalf of a corporation, partnership or trust must specify, in full, the capacity in which they are acting. In-kind distributions, as described below, will be transferred and delivered as directed by the investor.

     If the Manager determines, in its sole discretion, that it would be detrimental to the best interests of the remaining shareholders of a Fund to make payment wholly or partly in cash, the Fund may pay the redemption price in whole or in part by a distribution in kind of securities held by the Fund in lieu of cash. Securities used to redeem Fund shares in kind will be valued in accordance with the relevant Fund's procedures for valuation described under "Determination of Net Asset Value." Investors generally will incur brokerage charges on the sale of any such securities so received in payment of redemptions.

     When opening an account with the Trust, shareholders will be required to designate the account(s) to which funds or securities may be transferred upon redemption. Designation of additional accounts and any change in the accounts originally designated must be made in writing with the signature guaranteed by a commercial bank, a member firm of a domestic securities exchange or one of certain other financial institutions.

     Each Fund may suspend the right of redemption and may postpone payment for more than seven days when the New York Stock Exchange is closed for other than weekends or holidays, or if permitted by the rules of the Securities and Exchange Commission during periods when trading on the Exchange is restricted or during an emergency which makes it impracticable for the Fund to dispose of its securities or fairly to determine the value of the net assets of the Fund, or during any other period permitted by the Securities and Exchange Commission for the protection of investors.

                        DETERMINATION OF NET ASSET VALUE


     The net asset value of a share of each Fund is determined at 4:15 p.m. on each day on which the New York Stock Exchange is open, Eastern time (other than a day on which no shares of the Fund were tendered for redemption and no order to purchase shares was accepted by the Fund, but at least as frequently as the last business day of each month). The net asset value per share for a Fund is determined by dividing the total value of the Fund's portfolio investments and other assets, less any liabilities, by the total outstanding shares of the Fund. Portfolio securities for which market quotations are available are valued at the last quoted sale price, or, if there is no such reported sale, at the closing bid price. Securities traded in the over-the-counter market are valued at the most recent bid price as obtained from one or more dealers that make markets in the securities. Portfolio securities that are traded both in the over-the-counter market and on one or more stock exchanges are valued according to the broadest and most representative market. Unlisted securities for which market quotations are not readily available are valued at the most recent quoted bid price. Other assets for which no quotations are readily available are valued at fair value as determined in good faith in accordance with procedures adopted by the Trustees of the Trust. Determination of fair value will be based upon such factors as are deemed relevant under the circumstances, including the financial condition and operating results of the issuer, recent third party transactions (actual or proposed) relating to such securities and, in extreme cases, the liquidation value of the issuer.

     Because of time zone differences, foreign exchanges and securities markets will usually be closed prior to the time of the closing of the New York Stock Exchange and the value of foreign securities will be determined as of the closing of such exchanges and securities markets. Events affecting the values of such foreign securities, however, may occasionally occur between the closings of such exchanges and securities markets and the time the Fund determines its net asset value, which will not be reflected in the computation of such net asset value. If an event materially affecting the value of such foreign securities occurs during such period, then such securities will be valued at fair value as determined in good faith in accordance with procedures adopted by the Trustees.

     Because foreign securities are quoted in foreign currencies, fluctuations in the value of such securities in relation to the U.S. dollar will affect the net asset value of shares of the Fund even though there has not been any change in the values of such securities measured in terms of the foreign currencies in which they are denominated. The value of foreign securities is converted into U.S. dollars at the rate of exchange prevailing at the time of determination of net asset value.



                                  DISTRIBUTIONS


     Each Fund intends to pay out as dividends substantially all of its net investment income (which comes from dividends and any interest it receives from its investments and net short-term capital gains). Each Fund also intends to distribute substantially all of its net long-term capital gains, if any, after giving effect to any available capital loss carryover. Each Fund's present policy is to declare and pay distributions of its dividends and interest at least annually. Each Fund also intends to distribute net short-term capital gains and net long-term capital gains at least annually.

     All dividends and/or distributions will be paid in shares of the relevant Fund, at net asset value, unless the shareholder elects to receive cash. Shareholders may make this election by marking the appropriate box on the application form or by writing to Investors Bank & Trust Company.



                                      TAXES


     Each Fund is treated as a separate taxable entity for federal income tax purposes. Each Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying, a Fund itself will not pay federal income tax on the income and gain distributed annually to its shareholders. Distributions of ordinary income and short-term capital gains, whether received in cash or reinvested shares, will be taxable as ordinary income to shareholders subject to federal income tax. Designated distributions of any long-term capital gains are taxable as such, regardless of how long a shareholder may have owned shares in the Fund or whether received in cash or reinvested shares. Any loss recognized on shares held for six months or less will be treated as long-term capital loss to the extent of any long-term capital gain distributions received by a shareholder with respect to those shares. A distribution paid to shareholders in January generally is deemed to have been received by shareholders on December 31 of the preceding year, if the distribution was declared and payable to shareholders of record on a date in October, November or December of that preceding year. The Trust will provide federal tax information annually, including information about dividends and distributions paid during the preceding year.

     BACK-UP WITHHOLDING. The back-up withholding rules set forth below do not apply to tax exempt entities that furnish the Trust with an appropriate certification. For other shareholders, however, the Trust is generally required to withhold and remit to the U.S. Treasury 31% of all distributions, whether distributed in cash or reinvested in shares, and 31% of the proceeds of any redemption paid or credited to the shareholder's account if an incorrect or no taxpayer identification number has been provided, where appropriate certification has not been provided for a foreign shareholder, or where the Trust is notified that the shareholder has underreported income in the past (or the shareholder fails to certify that he is not subject to such withholding). Special withholding rules, described below, may apply to foreign shareholders.

     The foregoing is a general summary of the federal income tax consequences for shareholders who are U.S. citizens or residents or domestic corporations. Shareholders should consult their own tax advisors about the tax consequences of investments in a Fund in light of their particular tax situations. Shareholders should also consult their own tax advisors about consequences under foreign, state, local or other applicable tax laws.

     WITHHOLDING ON DISTRIBUTIONS TO FOREIGN INVESTORS. Dividend distributions (including in general distributions derived from short-term capital gains, dividends and interest) are in general subject to a U.S. withholding tax of 30% when paid to a non-resident alien individual, foreign estate or trust, a foreign corporation, or a foreign partnership ("foreign shareholder"). Persons who are residents in a country, such as the United Kingdom, that has an income tax treaty with the United States may be eligible for a reduced withholding rate (upon filing of appropriate forms), and are urged to consult their tax advisors regarding the applicability and effect of such a treaty. Distributions of net long-term capital gains to a foreign shareholder and any gain realized upon the sale of Fund shares by such a shareholder will ordinarily not be subject to U.S. taxation, unless the recipient or seller is a nonresident alien individual who is present in the United States for more than 182 days during the taxable year. Foreign shareholders with respect to whom income from a Fund is "effectively connected" with a U.S. trade or business carried on by such shareholder, however, will in general be subject to U.S. federal income tax on the income derived from the Fund at the graduated rates applicable to U.S. citizens, residents or domestic corporations, whether such income is received in cash or reinvested in shares, and may also be subject to a branch profits tax. Again, foreign shareholders who are residents in a country with an income tax treaty with the United States may obtain different tax results and are urged to consult their tax advisors.


                             MANAGEMENT OF THE TRUST



     Each Fund is advised and managed by David L. Babson & Co., Inc., One Memorial Drive, Cambridge, Massachusetts 02142, which provides investment advisory services to a substantial number of institutional and other investors, including other registered investment companies. David L. Babson & Co., Inc. is a wholly owned subsidiary of DLB Acquisition Corp., a holding company, which is controlled by Mass Mutual Holding Company, a holding company and wholly-owned subsidiary of Massachusetts Mutual Life Insurance Company, a mutual life insurance company.

     Under separate Management Contracts relating to each Fund, the Manager selects and reviews each Fund's investments and provides executive and other personnel for the management of the Trust. Pursuant to the Trust's Agreement and Declaration of Trust, the Board of Trustees supervises the affairs of the Trust as conducted by the Manager. In the event that the Manager ceases to be the manager of any Fund, the right of the Fund or of the Trust to use the identifying name "DLB" may be withdrawn.

     The Manager has entered into a Sub-Advisory Agreement (the "Sub-Advisory Agreement") with Babson-Stewart Ivory International (the "Sub-Adviser"), One Memorial Drive, Cambridge, Massachusetts 02142, with respect to the management of the international component of the Global Small Cap Fund's portfolio. The Sub-Adviser also provides investment advisory services to a substantial number of institutional and other investors, including other registered investment companies. The Sub-Adviser is a general partnership owned 50% by the Manager and 50% by Stewart-Ivory & Company (International) Limited, an indirect wholly-owned subsidiary of Stewart Ivory (Holdings) Ltd., which is controlled by James G.D. Ferguson and John G.L. Wright.

     Each of the Funds pays the Manager a monthly fee at the annual rate of the relevant Fund's average daily net assets set forth below. In addition, the Manager has agreed to waive its fee and to bear certain expenses until further notice to the extent each of the Fund's annual expenses (including the management fee but excluding brokerage commissions and transfer taxes) would exceed the percentage of the Fund's average daily net assets set forth below.

                                Management Fee          Expense Limitation
                                (as a % of Average      (as a % of Average
Name of Fund                    Daily Net Assets)       Daily Net Assets)

Fixed Income Fund                     .40%                   .55%
Global Small Cap Fund                1.00*                  1.50
Value Fund                            .55                    .80
Mid Cap Fund                          .60                    .90

* Under the Sub-Advisory Agreement, the Manager pays the Sub-Adviser a monthly fee at the annual rate of .50% of the Global Small Cap Fund's average daily net assets, although the Sub-Adviser has currently agreed to waive a portion of its fee. Payments made to the Sub-Adviser by the Manager will not affect the amounts payable by the Fund to the Manager or the Fund's expense ratio. The management fees paid by the Fund are higher than the management fees paid by most other investment companies, although not necessarily higher than other investment companies investing in a global portfolio of small capitalization stocks.

    Edward L. Martin is primarily responsible for the day-to-day management of the portfolio of the Fixed Income Fund. Peter C. Schliemann is primarily responsible for the day-to-day management of the portfolio of the Global Small Cap Fund. Roland W. Whitridge is primarily responsible for the day-to-day management of the Value Fund. Eugene Gardner is primarily responsible for the day-to-day management of the Mid Cap Fund. Mr. Martin, Mr. Schliemann and Mr. Whitridge have each been employed by the Manager in portfolio management for the past five years. Mr. Gardner has been employed by the Manager since October, 1990. Prior to that time, he was employed by Gardner Investments.



                             PERFORMANCE INFORMATION


         Yield (in the case of the Fixed Income Fund) and total return data may from time to time be included in advertisements about each Fund. "Yield" for the Fixed Income Fund is calculated by dividing the Fund's annualized net investment income per share during a recent 30-day period by the maximum public offering price per share on the last day of that period. "Total return" for the life of a Fund through the most recent calendar quarter represents the average annual compounded rate of return on an investment of $1,000 in the Fund at net asset value. Quotations of yield or total return for any period when an expense limitation was in effect will be greater than if the limitation had not been in effect.

         All data is based on a Fund's past investment results and does not predict future performance. Investment performance, which will vary, is based on many factors, including market conditions, the composition of a Fund's portfolio, and a Fund's operating expenses. Investment performance also often reflects the risks associated with a Fund's investment objectives and policies. These factors should be considered when comparing a Fund's investment results to those of other mutual funds and other investment vehicles.

                  ORGANIZATION AND CAPITALIZATION OF THE TRUST


         The Trust was established on August 1, 1994 as a business trust under Massachusetts law. The Funds have not yet commenced operations. The Trust has an unlimited number of authorized shares of beneficial interest which may, without shareholder approval, be divided into an unlimited number of series of such shares and which are presently divided into four series of shares, one for each Fund. These shares are entitled to vote at any meeting of shareholders. The Trust does not generally hold annual meetings of shareholders and will do so only when required by law. Matters submitted to shareholder vote must be approved by each Fund separately except (i) when required by the Investment Company Act of 1940, shares shall be voted together as a single class and (ii) when the Trustees have determined that the matter does not affect a Fund, then only shareholders of the Fund affected shall be entitled to vote on the matter. Shares are freely transferable, are entitled to dividends as declared by the Trustees, and, in liquidation of the Trust, are entitled to receive the net assets of their Fund, but not of any other Fund. Shareholders holding a majority of the outstanding shares may remove Trustees from office by votes cast in person or by proxy at a meeting of shareholders or by written consent. Massachusetts Mutual Life Insurance Company currently owns more than 25% of the outstanding shares of each Fund and therefore is deemed to "control" each Fund within the meaning of the Investment Company Act of 1940.

     Shareholders could, under certain circumstances, be held personally liable for the obligations of the Trust. The risk of a shareholder incurring financial loss on account of that liability, however, is considered remote because liability may arise only in very limited circumstances.



                              SHAREHOLDER INQUIRIES


    Shareholders may direct inquiries to the Trust c/o David L. Babson & Co., Inc., Marketing Department, Attn: Maureen A. Madden, One Memorial Drive, Cambridge, Massachusetts 02142 (1-617-225-3800).

         The Manager's discussion of the performance of each Fund in its most recent fiscal year as well as a comparison of each Fund's performance over the life of the Fund with that of a benchmark securities index selected by the Manager will be included in the Trust's Annual Report for that fiscal year. Copies of the Annual Report will be available upon request without charge.

LEGAL COUNSEL
Ropes & Gray
One International Place
Boston, MA  02110


INDEPENDENT AUDITORS
Deloitte & Touche LLP
125 Summer Street
Boston, MA  02110


CUSTODIAN
Investors Bank & Trust Company
89 South Street
P.O. Box 1537
Boston, MA  02205


TRANSFER AGENT
Investors Bank & Trust Company
89 South Street
P.O. Box 1537
Boston, MA  02205

                               THE DLB FUND GROUP


                       STATEMENT OF ADDITIONAL INFORMATION


                                  April 1, 1996


















This Statement of Additional Information is not a prospectus. This Statement of Additional Information relates to the Prospectus dated April 1, 1996, as amended from time to time and should be read in conjunction therewith. A copy of the Prospectus may be obtained free of charge by writing David L. Babson & Co., Inc. Marketing Department, Attention: Maureen A. Madden, One Memorial Drive, Cambridge, Massachusetts 02142 or by telephoning (617)225-3800.

                                Table of Contents

Caption                                                                    Page

INVESTMENT OBJECTIVES AND POLICIES AND ASSOCIATED RISKS                     1

INVESTMENT RESTRICTIONS                                                     1

INCOME DIVIDENDS, DISTRIBUTIONS AND TAX STATUS                              4

MANAGEMENT OF THE TRUST                                                     6

INVESTMENT ADVISORY AND OTHER SERVICES                                      7

ADDITIONAL INVESTMENT PRACTICES OF THE FIXED INCOME FUND                   10

PORTFOLIO TRANSACTIONS                                                     13

DESCRIPTION OF THE TRUST AND OWNERSHIP OF SHARES                           16

INVESTMENT PERFORMANCE                                                     19

DETERMINATION OF NET ASSET VALUE                                           20

EXPERTS                                                                    20

REPORT OF INDEPENDENT AUDITORS AND FINANCIAL STATEMENTS                    21

             INVESTMENT OBJECTIVES AND POLICIES AND ASSOCIATED RISKS

         The investment objectives and policies of each of the DLB Fixed Income Fund (the "Fixed Income Fund"), the DLB Global Small Capitalization Fund (the "Global Small Cap Fund"), the DLB Value Fund (the "Value Fund") and the DLB Mid Capitalization Fund (the "Mid Cap Fund") (each, a "Fund," and collectively the "Funds") of The DLB Fund Group (the "Trust") are set forth in the Trust's Prospectus.


                             INVESTMENT RESTRICTIONS

         Without a vote of the majority of the outstanding voting securities of the relevant Fund, the Trust will not take any of the following actions with respect to any Fund:

                  (1) Borrow money in excess of 10% of the value (taken at the lower of cost or current value) of the Fund's total assets (not including the amount borrowed) at the time the borrowing is made, and then only from banks for temporary, extraordinary or emergency purposes, except that the Fund may borrow through reverse repurchase agreements or dollar rolls up to 33_% of the value of the Fund's total assets. Such borrowings (other than borrowings relating to reverse repurchase agreements and dollar rolls) will be repaid before any investments are purchased.

                  (2) Underwrite securities issued by other persons except to the extent that, in connection with the disposition of its portfolio investments, it may be deemed to be an underwriter under federal securities laws.

                  (3) Purchase or sell real estate (including real estate limited partnerships), although it may purchase securities of issuers which deal in real estate, including securities of real estate investment trusts, securities which represent interests in real estate and securities which are secured by interests in real estate, and the Fund may acquire and dispose of real estate or interests in real estate acquired through the exercise of its rights as a holder of debt obligations secured by real estate or interests therein or for use as office space for the Fund.

                  (4) Make loans, except by purchase of debt obligations (including nonpublicly traded debt obligations), by entering into repurchase agreements or through the lending of the Fund's portfolio securities. Loans of portfolio securities may be made with respect to up to 100% of the Fund's assets in the case of each Fund.

                  (5) Issue any senior security (as that term is defined in the Investment Company Act of 1940 (the "1940 Act")), if such issuance is specifically prohibited by the 1940 Act or the rules and regulations promulgated thereunder. (The Funds have no intention of issuing senior securities except as set forth in Restriction 1 above.)

                  (6) Invest 25% or more of the value of its total assets in securities of issuers in any one industry. (Securities issued or guaranteed as to principal or interest by the U.S. Government or its agencies or instrumentalities are not considered to represent industries.)

                  (7) Purchase or sell commodities or commodity contracts, including futures contracts.

         Notwithstanding the latitude permitted by Restrictions 1 and 3 above, no Fund has any current intention in the coming year of (a) borrowing money from banks or (b) investing in real estate investment trusts.

         It is contrary to the present policy of all the Funds, which may be changed by the Trustees without shareholder approval, to:

                  (a) Purchase securities on margin, except such short-term credits as may be necessary for the clearance of purchases and sales of securities.

                  (b) Make short sales of securities or maintain a short position for the Fund's account unless at all times when a short position is open the Fund owns an equal amount of such securities or owns securities which, without payment of any further consideration, are convertible into or exchangeable for securities of the same issue as, and equal in amount to, the securities sold short. The Funds have no current intention in the coming year of engaging in short sales or maintaining a short position.

                  (c) Invest in securities of any issuer if officers and Trustees of the Trust and officers and partners of the Manager who beneficially own more than 1/2 of 1/% of the securities of that issuer together beneficially own more than 5%.

                  (d) Invest in securities of other investment companies, except by purchase in the open market involving only customary brokers'
         commissions, or in connection with mergers, consolidations or reorganizations. For purposes of this restriction, foreign banks or their agents or subsidiaries are not considered investment companies. (Under the 1940 Act no registered investment company may (a) invest more than 10% of its total assets (taken at current value) in securities of other investment companies, (b) own securities of any one investment company having a value in excess of 5% of its total assets (taken at current value), or (c) own more than 3% of the outstanding voting stock of any one investment company.)

                  (e) Invest in (a) securities which at the time of such investment are not readily marketable, (b) securities the disposition of which is restricted under federal securities laws, excluding restricted securities that have been determined by the Trustees of the Fund (or the person designated by them to make such determination) to be readily marketable, and (c) repurchase agreements maturing in more than seven days if, as a result, more than 15% of the Fund's net assets (taken at current value) would then be invested in securities described in (a), (b) and (c) above.

                  (f) Acquire more than 10% of the voting securities of any issuer.

                  (g) Invest in warrants or rights (other than warrants or rights acquired by the Fund as a part of a unit or attached to securities at the time of purchase), except that the Fund may invest in such warrants or rights so long as the aggregate value thereof (taken at the lower of cost or market) does not exceed 5% of the value of the Fund's total assets and so long as no more than 2% of its total assets are invested in warrants that are not listed on the New York Stock Exchange or the American Stock Exchange.

                  (h) Buy or sell oil, gas or other mineral leases, rights or royalty contracts.

                  (i) Make investments for the purpose of gaining control of a company's management.

         Except as indicated above in Restriction No. 1, all percentage limitations on investments set forth herein and in the Prospectus will apply at the time of the making of an investment and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment.

         The phrase "shareholder approval," as used in the Prospectus, and the phrase "vote of a majority of the outstanding voting securities," as used herein with respect to a Fund, means the affirmative vote of the lesser of
    (1) more than 50% of the outstanding shares of that Fund, or (2) 67% or more of the shares of that Fund present at a meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy.

                 INCOME DIVIDENDS, DISTRIBUTIONS AND TAX STATUS

         Each Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). In order to so qualify, the Fund must, among other things, (a) derive at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, and gains from the sale of stock, securities and foreign currencies, or other income (including but not limited to gains from options, futures or firm commitments) derived with respect to its business of investing in such stock, securities or currencies; (b) derive less than 30% of its gross income from gains from the sale or other disposition of securities and certain other assets (including certain foreign currency contracts) held for less than three months; (c) distribute at least 90% of its dividend, interest and certain other income (including, in general, short-term capital gains) each year; and (d) diversify its holdings so that, at the end of each fiscal quarter
(i) at least 50% of the market value of the Fund's assets is represented by cash items, U.S. Government securities, securities of other regulated investment companies, and other securities, limited in respect of any one issuer to a value not greater than 5% of the value of the Fund's total assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its assets is invested in the securities (other than those of the U.S. Government or other regulated investment companies) of any one issuer or of two or more issuers which the Fund controls and which are engaged in the same, similar or related trades or businesses. So long as a Fund qualifies for treatment as a regulated investment company, the Fund will not be subject to federal income tax on income paid to its shareholders in the form of dividends or capital gain distributions.

         The tax status of each Fund and the distributions which it may make are summarized in the Prospectus under the heading "Taxes." Each Fund intends to pay out substantially all of its ordinary income and net short-term capital gains, and to distribute substantially all of its net capital gain, if any, after giving effect to any available capital loss carry-over. Net capital gain is the excess of net long-term capital gain over net short-term capital loss. It is the policy of each Fund to make distributions sufficient to avoid the imposition of a 4% excise tax on certain undistributed amounts. A shareholder may be limited in its ability to recognize losses on the sale of Fund shares if the shareholder subsequently invests in that Fund or another Fund.

         Certain transactions entered into by a Fund, such as firm commitments and hedging transactions, may accelerate income, defer losses, cause adjustments in the holding periods of the Fund's securities and convert short-term capital gains or losses into long-term capital gains or losses. Qualification segments noted above may restrict the Fund's ability to engage in such transactions, and such transactions may affect the amount, timing and character of distributions to shareholders.

         Investment by the Global Small Cap Fund in certain "passive foreign investment companies" could subject the Fund to a U.S. federal income tax or other charge on distributions received from or the sale of its investment in such a company, which tax could not be eliminated by making distributions to Fund shareholders. To avoid this treatment, the Fund may elect to mark to market annually all of its stock in a passive foreign investment company. Alternatively, if the Fund elects to treat a passive foreign investment company as a "qualified electing fund," different rules would apply, although the Fund does not currently expect to be in the position to make such elections.

         In general, all dividends derived from ordinary income and short-term capital gain are taxable to investors as ordinary income (subject to special rules concerning the availability of the dividends-received deduction for corporations) and long-term capital gain distributions are taxable to investors as long-term capital gains, whether such dividends or distributions are received in shares or cash. Tax exempt organizations or entities will generally not be subject to federal income tax on dividends or distributions from a Fund, except certain organizations or entities, including private foundations, social clubs, and others, which may be subject to tax on dividends or capital gains. Each organization or entity should review its own circumstances and the federal tax treatment of its income.

         The dividends-received deduction for corporations will generally apply to a Fund's dividends paid from investment income to the extent derived from dividends received by the Fund from domestic corporations that would be entitled to such deduction in the hands of the Fund if it were a regular corporation.

         Certain of the Funds which invest in foreign securities may be subject to foreign withholding taxes on income and gains derived from foreign investments. Such taxes would reduce the yield on the Fund's investments, but, as discussed below, may be taken as either a deduction or a credit by U.S. investors if the Fund makes the election described below.

         If, at the end of the fiscal year, more than 50% of the total assets of any Fund is represented by securities of foreign corporations, the Trust intends to make an election with respect to the relevant Fund which allows shareholders whose income from the Fund is subject to U.S. taxation at the graduated rates applicable to U.S. citizens, residents or domestic corporations to claim a foreign tax credit or deduction (but not both) on their U.S. income tax return. In such case, the amount of foreign income taxes paid by the Fund would be treated as additional income to Fund shareholders from non-U.S. sources and as foreign taxes paid by Fund shareholders. Investors should consult their tax advisors for further information relating to the foreign tax credit and deduction, which are subject to certain restrictions and limitations. Shareholders of any of the Funds whose income from the Fund is not subject to U.S. taxation at the graduated rates applicable to U.S. citizens, residents or domestic corporations may receive substantially different tax treatment of distributions by the relevant Fund, and may be disadvantaged as a result of the election described in this paragraph. Organizations that are exempt from U.S. taxation will not be affected by the election described above.

                             MANAGEMENT OF THE TRUST

         The Trustees and officers of the Trust and their principal occupations during the past five years are as follows:

Trustees

         *Ronald E. Gwozdz has been the Senior Vice President of the Manager since July 1991 and Managing Director of the Sub-Advisor since 1994, prior to which he was Senior Vice President of Auburndale Management since January 1990, and before that, President of Plymouth Funds for Fidelity Investments.

        *Peter C. Thompson, Chairman of the Trustees, is the President, Chief Executive Officer and a Director of the Manager and a Managing Director of Babson-Stewart Ivory International.

        Charles E. Hugel serves as a Director of Eaton Corporation and Pitney Bowes, Inc. He is also Chairman of the Board of Trustees of Lafayette College. Mr. Hugel is the former Chairman of Asee Brown Boveri Inc., the former Chairman, President and Chief Executive Officer of Combustion Engineering, Inc. and a former Executive Vice President of American Telephone and Telegraph Company.

         Richard A. Nenneman is the former Editor-in-Chief of The Christian Science Monitor and a former Senior Vice President of Girard Bank. He currently serves as a member of the boards of various civic associations.

         Richard J. Phelps is the Chief Executive Officer of Phelps Industries, Inc. He currently serves as a director of Superior Pet, U.K.; Superior Pet Australia; Bio-Comp, USA; MRI Corp., USA; Stockton Baseball Co., USA; Susquehanna-Pfaltzgraff, USA; and Babson-Stewart Ivory International Fund, Inc.

        *Peter C. Schliemann is the Executive Vice President and a Director of the Manager. Mr. Schliemann is the portfolio manager for the Global Small Cap Fund.

*Deemed to be an "interested person" of the Trust, as defined by the 1940 Act

Officers

        Ronald E. Gwozdz, President.

        Edson B. Olds IV, Treasurer and Clerk, is the Senior Vice President, Treasurer, Clerk and a Director of the Manager.

         The mailing  address of each of the  officers and Trustees is c/o David
L. Babson & Co., Inc., One Memorial Drive, Cambridge, Massachusetts 02142. The Trustees and officers of the Trust as a group do not own any shares of any Fund.

         Except as stated above, the principal occupations of the officers and Trustees for the last five years have been with the employers as shown above, although in some cases they have held different positions with such employers.

Trustee Compensation Table

         The Trust pays each Trustee a fee for his services. The Trustees periodically review their fees to assure that such fees continue to be appropriate in light of their responsibilities as well as in relation to fees paid to Trustees of other mutual fund complexes. The estimated fees to be paid to each Trustee by the Trust for the Trust's first full fiscal year are shown below:

                                                Pension or                                   Total Compensation
                         Aggregate              Retirement Benefits     Estimated Annual     from Registrant
                         Compensation           Accrued as part         Benefits upon        and Fund Complex
Name of Trustee          from Registrant*       of Fund Expenses        Retirement           Paid to Trustees



Ronald E. Gwozdz               $0                    $0                     $0                      N/A

Charles E. Hugel           11,000                     0                      0                      N/A

Richard A. Nenneman        11,000                     0                      0                      N/A

Richard J. Phelps          11,000                     0                      0                      N/A

Peter C. Schliemann             0                     0                      0                      N/A

Peter C. Thompson               0                     0                      0                      N/A

---------------
*Reflects estimated amounts to be paid by the Trust for its first full fiscal year. Includes an annual retainer and an attendance fee for each meeting attended.


                     INVESTMENT ADVISORY AND OTHER SERVICES

Management Contracts


         The Trust's investment manager, David L. Babson & Co., Inc. (the "Manager"), One Memorial Drive, Cambridge, Massachusetts 02142, is a wholly-owned subsidiary of DLB Acquisition Corp., a holding company, which is owned by Mass Mutual Holding Company, a holding company and a wholly-owned subsidiary of Massachusetts Mutual Life Insurance Company, a mutual life insurance company. As disclosed in the Prospectus under the heading "Management of the Trust," under separate Management Contracts (each a "Management Contract") between the Trust and the Manager, subject to such policies as the Trustees of the

Trust may determine, the Manager will furnish continuously an investment program for each Fund and will make investment decisions on behalf of the Fund and place all orders for the purchase and sale of portfolio securities. The Manager has entered into a Sub-Advisory Agreement with Babson-Stewart Ivory International (the "Sub-Adviser") with respect to the management of the international component of the Global Small Cap Fund's portfolio. Subject to the control of the Trustees, the Manager also manages, supervises and conducts the other affairs and business of the Trust, furnishes office space and equipment, provides bookkeeping and certain clerical services and pays all salaries, fees and expenses of officers and Trustees of the Trust who are affiliated with the Manager. As indicated under "Portfolio Transactions," the Trust's portfolio transactions may be placed with broker-dealers which furnish the Manager, at no cost, certain research, statistical and quotation services of value to the Manager in advising the Trust or its other clients.

         As disclosed in the Prospectus, each of the Funds pays the Manager a monthly fee at the annual rate of the relevant Fund's average daily net assets set forth therein. In addition, the Manager has agreed to waive its fee and to bear certain expenses until further notice to the extent each of the Fund's annual expenses (including the management fee but excluding brokerage commissions and transfer taxes) would exceed the percentage of the Fund's average daily net assets set forth in the Prospectus. The Sub-Adviser has also agreed to waive a portion of its fee. In addition, the Manager's compensation under the Management Contract is subject to reduction to the extent that in any year the expenses of the relevant Fund exceed the limits on investment company expenses imposed by any statute or regulatory authority of any jurisdiction in which shares of such Fund are qualified for offer and sale. The term "expenses" is defined in the statutes or regulations of such jurisdictions, and, generally speaking, excludes brokerage commissions, taxes, interest and extraordinary expenses. No Fund is currently subject to any state imposed limit on expenses.

         The Funds incurred the following fees during the periods indicated:

1.       FIXED INCOME FUND
                                                                Management
         Fiscal Year                 Management Fee Paid        Fee Waived

         1995                        $4,484.33                  $4,484.33

2.       GLOBAL SMALL CAP FUND
                                                                Management
         Fiscal Year                 Management Fee Paid        Fee Waived

         1995                        $17,527.22*                $4,393.06

3.       VALUE FUND
                                                                Management
         Fiscal Year                 Management Fee Paid        Fee Waived

         1995                        $15,823.23                 $9,041.84

4.       MID CAP FUND
                                                                Management
         Fiscal Year                 Management Fee Paid        Fee Waived

         1995                        $13,311.40                 $13,311.40


         Each Management Contract provides that the Manager shall not be subject to any liability in connection with the performance of its services thereunder in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties.

         Each Management Contract was approved by the Trustees of the Trust (including the Trustees who are not "interested persons" of the Manager) and by the relevant Fund's sole shareholder in connection with the organization of the Trust and the establishment of the Funds. Each Management Contract will continue in effect indefinitely from the date of its execution so long as its continuance is approved at least annually by (i) vote, cast in person at a meeting called for that purpose, of a majority (or one, if there is only one) of those Trustees who are not "interested persons" of the Manager or the Trust, and by (ii) the majority vote of either the full Board of Trustees or the vote of a majority of the outstanding shares of the relevant Fund. Each Management Contract automatically terminates on assignment and is terminable on not more than 60 days' notice by the Trust to the Manager. In addition, each Management Contract may be terminated on not more than 60 days' written notice by the Manager to the Trust.

         Custodial Arrangements. Investors Bank & Trust Company ("IBT"), One Lincoln Plaza, Boston, Massachusetts 02205 serves as the Trust's custodian on behalf of the Funds. As such, IBT holds in safekeeping certificated securities and cash belonging to a Fund and, in such capacity, is the registered owner of securities in book-entry form belonging to a Fund.
-------------
         * Under the Sub-Advisory Agreement, the Manager paid the Sub-Advisor a fee of $8,786.11. The Sub-Advisor waived a portion of its fee in an amount equal to $2,196.53.

Upon instruction, IBT receives and delivers cash and securities of a Fund in connection with Fund transactions and collects all dividends and other distributions made with respect to Fund portfolio securities. IBT also maintains certain accounts and records of the Trust and calculates the total net asset value, total net income and net asset value per share of each Fund on a daily basis.

            ADDITIONAL INVESTMENT PRACTICES OF THE FIXED INCOME FUND

         In addition to the investment practices described in detail in the Prospectus under the heading "Investment Objectives and Policies - Fixed Income Fund," the Fixed Income Fund may also engage, to a limited extent, in the following investment practices, which are identified in the Prospectus and more fully described below. The Fund currently intends to invest less than 5% of its net assets in each of these instruments in the coming year.

         Strips and Residuals. The Fund may also invest in certificates representing undivided interests in payments of interest-only or principal-only ("IO/PO Strips") on some other fixed income security (including asset-backed securities). IO/PO Strips and Residuals (as defined in the Prospectus) tend to be more volatile than other types of securities. IO Strips and Residuals also involve the additional risk of loss of a substantial portion of or the entire value of the investment if the underlying securities are prepaid. In addition, if a CMO (as defined in the Prospectus) bears interest at an adjustable rate, the cash flows on the related Residual will also be extremely sensitive to the level of the index upon which the rate adjustments are based.

         Zero Coupon Securities. The Fund may invest in "zero coupon" fixed income securities. The Fund is required to accrue interest income on these securities at a fixed rate based on the initial purchase price and the length to maturity, but these securities do not pay interest in cash on a current basis. The Fund is required to distribute the income on these securities to its shareholders as the income accrues, even though the Fund is not receiving the income in cash on a current basis. Thus, the Fund may have to sell other investments to obtain cash to make income distributions. The market value of zero coupon securities is often more volatile than that of non-zero coupon fixed income securities of comparable quality and maturity.

         Indexed Securities. The Fund may purchase securities the redemption values and/or the coupons of which are indexed to the prices of other securities, securities indices, precious metals or other commodities, or other financial indicators. Indexed securities typically, but not always, are debt securities or deposits whose value at maturity or coupon rate is determined by reference to a specific instrument or statistic. Gold-indexed securities, for example, typically provide for a maturity value that depends on the price of gold, resulting in a security whose price tends to rise and fall together with gold prices.

         The performance of indexed securities depends to a great extent on the performance of the security, currency, or other instrument to which they are indexed, and may also be influenced by interest rate changes in the U.S. and abroad. At the same time, indexed securities are subject to the credit risks associated with the issuer of the security, and their values may decline substantially if the issuer's creditworthiness deteriorates. Recent issuers of indexed securities have included banks, corporations, and certain U.S. government agencies.

         Indexed securities in which the Fund may invest include so-called "inverse floating obligations" or "residual interest bonds" on which the interest rates typically decline as short-term market interest rates increase and increase as short-term market rates decline. Such securities have the effect of providing a degree of investment leverage because they will generally increase or decrease in value in response to changes in market interest rates at a rate which is a multiple of the rate at which fixed-rate long-term securities increase or decrease in response to such changes. As a result, the market values of such securities will generally be more volatile than the market values of fixed rate securities.

         Loans and Other Direct Debt Instruments. The Fund may invest in direct debt instruments which are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates (loans and loan participations), to suppliers of goods or services (trade claims or other receivables), or to other parties. Direct debt instruments are subject to the Fund's policies regarding the quality of debt securities.

         Purchasers of loans and other forms of direct indebtedness depend primarily upon the creditworthiness of the borrower for payment of principal and interest. Direct debt instruments may not be rated by any nationally recognized rating agency and yield could be adversely affected. Loans that are fully secured offer the Fund more protections than an unsecured loan in the event of non-payment of scheduled interest of principal. However, there is no assurance that the liquidation of collateral from a secured loan would satisfy the borrower's obligation, or that the collateral can be liquidated. Indebtedness or borrowers whose creditworthiness is poor involve substantially greater risks, and may be highly speculative. Borrowers that are in bankruptcy or restructuring may never pay off their indebtedness, or may pay only a small fraction of the amount owed. Direct indebtedness of emerging countries will also involve a risk that the governmental entities responsible for the repayment of the debt may be unable, or unwilling, to pay interest and repay principal when due.

         Investments in loans through direct assignment of a financial institution's interests with respect to a loan may involve additional risks to the Fund. For example, if a loan is foreclosed, a Fund could become part owner of any collateral, and would bear the costs and liabilities associated with owning and disposing of the collateral. In addition, it is conceivable that under emerging legal theories of lender liability, a Fund could be held liable as a co-lender. Direct debt instruments may also involve a risk of insolvency of the lending bank or other intermediary. Direct debt instruments that are not in the form of securities may offer less legal protection to a Fund in the event of fraud or misrepresentation. In the absence of definitive regulatory guidance, the Fund might rely on the Manager's research in an attempt to avoid situations where fraud or misrepresentation could adversely affect the Fund.

         A loan is often administered by a bank or other financial institution that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. Unless, under the terms of the loan or other indebtedness, the Fund has direct recourse against the borrower, it may have to rely on the agent to apply appropriate credit remedies against a borrower. If assets held by the agent for the benefit of the Fund were determined to be subject to the loan or loan participation and could suffer a loss of principal or interest.

         Direct indebtedness purchased by the Fund may include letters of credit, revolving credit facilities, or other standby financing commitments obligating the Fund to pay additional cash on demand. These commitments may have the effect of requiring the Fund to increase its investment in a borrower at a time when it would not otherwise have done so. The Fund will set aside appropriate liquid assets in a segregated custodial account to cover its potential obligations under standby financing commitments.

         Reverse Repurchase Agreements and Dollar Roll Agreements. The Fund may enter into reverse repurchase agreements and dollar roll agreements with banks and brokers to enhance return.

         Reverse repurchase agreements involve sales by the Fund of portfolio assets concurrently with an agreement by the Fund to repurchase the same assets at a later date at a fixed price. During the reverse repurchase agreement period, the Fund continues to receive principal and interest payments on these securities and also has the opportunity to earn a return on the collateral furnished by the counterparties to secure its obligation to redeliver the securities.

         Dollar rolls are transactions in which the Fund sells securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type and coupon) securities on a specified future date. During the roll period, the Fund forgoes principal and interest paid on the securities. The Fund is compensated by the difference between the current sales price and the forward price for the future purchase (often referred to as the "drop") as well as by the interest earned on the cash proceeds of the initial sale.

         The Fund will establish segregated accounts with its custodian in which it will maintain cash, U.S. Government securities or other liquid high grade debt obligations equal in value to its obligations in respect of reverse repurchase agreements and dollar rolls. Reverse repurchase agreements and dollar rolls involve the risk that the market value of the securities retained by the Fund may decline below the price of the securities the Fund has sold but is obligated to repurchase under the agreement. In the event the buyer of securities under a reverse repurchase agreement or dollar roll files for bankruptcy or becomes insolvent, the

Fund's use of the proceeds of the agreement may be restricted pending a determination by the other party or its trustee or receiver, whether to enforce the Fund's obligation to repurchase the securities. Reverse repurchase agreements and dollar rolls are considered borrowings by the Fund for purposes of the Fund's fundamental investment restriction with respect to borrowings.

                             PORTFOLIO TRANSACTIONS

         Decisions  to buy  and  sell  securities  for a Fund  are  made  by the
Manager. Trustees of the Trust and officers of the Manager are generally responsible for implementing or supervising these decisions, including allocation of portfolio brokerage and principal business and the negotiation of commissions and/or the price of the securities.

         Each Fund, in purchasing and selling portfolio securities, will seek the best available combination of execution and overall price (which shall include the cost of the transaction) consistent with the circumstances that exist at the time. Each Fund believes it is in its best interest and that of its shareholders to have a stable and continuous relationship with a diverse group of financially strong and technically qualified broker-dealers who will provide quality executions at competitive rates. Broker-dealers meeting these qualifications also will be selected for their demonstrated loyalty to the Fund, when acting on its behalf, as well as for any research or other services provided to the Fund. When buying securities in over-the-counter markets, a Fund will select a broker who maintains a primary market for the security unless it appears that a better combination of price and execution may be obtained elsewhere. Each Fund normally will not pay a higher commission rate to broker-dealers providing benefits or services to it than it would pay to broker-dealers who do not provide it such benefits or services. However, the Fund reserves the right to do so within the principles set out in Section 28(e) of the Securities Exchange Act of 1934 when it appears that this would be in the best interests of the shareholders.

         The Fixed Income Fund does not intend to solicit competitive bids on each transaction. The Fixed Income Fund expects that purchases and sales of portfolio securities usually will be principal transactions from a principal market maker for the securities, unless it appears that a better combination of price and execution may be obtained elsewhere. Usually, there will be no brokerage commission paid by the Fixed Income Fund for such purchases. Purchases from underwriters of portfolio securities will include a commission or concession paid by the issuer to the underwriter, and purchases from dealers serving as market makers will include the spread between the bid and asked price. In instances where securities are purchased on a commission basis the Fixed Income Fund will seek competitive and reasonable commission rates based on the circumstances of the trade involved and to the extent that they do not detract from the quality of the execution.

         No commitment is made to any broker or dealer with regard to placing of orders for the purchase or sale of the Fund's portfolio securities, and no specific formula is used in placing such business. Allocation is reviewed regularly by both the Board of Trustees of the Trust and Manager.

         Because the Funds do not market their shares through intermediary brokers or dealers, it is not any Fund's practice to allocate brokerage or principal business on the basis of sales of its shares that may be made through such firms. Each Fund, however, may place portfolio orders with qualified broker-dealers who recommend the Fund to other clients or who act as agent in the purchase of the Fund's shares for their clients.

         Research services furnished by broker-dealers may be useful to the Manager and its investment counsel in serving other clients, as well as the Fund. Conversely, a Fund may benefit from research services obtained by the Manager or its investment counsel from the placement of portfolio brokerage of other clients.

         When it appears to be in the best interests of its shareholders, each Fund may join with other clients of the Manager and its investment counsel in acquiring or disposing of a portfolio holding. Securities acquired or proceeds obtained will be equitably distributed between the Fund and other clients participating in the transaction. In some instances, this investment procedure may affect the price paid or received by the Fund or the size of the position obtained by the Fund.

         The  following   tables  show   brokerage   commissions   on  portfolio
transactions paid by each Fund during the fiscal periods indicated.

1.       FIXED INCOME FUND

         Fiscal Year                         Brokerage Commissions

         1995                                $0

2.       GLOBAL SMALL CAP FUND

         Fiscal Year                         Brokerage Commissions

         1995                                $38,917

3.       VALUE FUND

         Fiscal Year                         Brokerage Commissions

         1995                                $16,731

4.       MID CAP FUND

         Fiscal Year                         Brokerage Commissions

         1995                                $18,964

The following tables show transactions placed by each Fund with brokers and dealers during the most recent fiscal year to recognize research, statistical and quotation services that the Manager (and Sub-Advisor, in the case of the Global Small Cap Fund) considered to be particularly useful to it and its affiliates.

1.       FIXED INCOME FUND

         Dollar Value of             Percent of                   Amount of
         Those Transactions          Total Transactions           Commissions

         $9,333,567                            0%                    $  0

2.       GLOBAL SMALL CAP FUND

         Dollar Value of             Percent of                   Amount of
         Those Transactions          Total Transactions           Commissions

         $11,032,914                        .004%                    $450

3.       VALUE FUND

         Dollar Value of             Percent of                   Amount of
         Those Transactions          Total Transactions           Commissions

         $11,258,403                        .004%                    $468

4.       MID CAP FUND

         Dollar Value of             Percent of                   Amount of
         Those Transactions          Total Transactions           Commissions

         $10,931,322                         .01%                  $1,140

                DESCRIPTION OF THE TRUST AND OWNERSHIP OF SHARES

         The Trust is organized as a Massachusetts business trust under the laws of Massachusetts by an Agreement and Declaration of Trust ("Declaration of Trust") dated August 1, 1994. A copy of the Declaration of Trust is on file with the Secretary of The Commonwealth of Massachusetts. The fiscal year for each Fund ends on December 31.

         Pursuant to the Declaration of Trust, the Trustees have currently authorized the issuance of an unlimited number of full and fractional shares of four series: the DLB Fixed Income Fund, the DLB Global Small Capitalization Fund, the DLB Value Fund and the DLB Mid Capitalization Fund. Each share of each Fund represents an equal proportionate interest in such Fund. Shares of the Trust do not have any preemptive rights. Upon liquidation of a Fund, shareholders of such Fund are entitled to share pro rata in the net assets of the Fund available for distribution to shareholders.

         The Declaration of Trust also permits the Trustees, without shareholder approval, to subdivide any series of shares into various sub-series of shares with such dividend preferences and other rights as the Trustees may designate. While the Trustees have no current intention to exercise this power, it is intended to allow them to provide for an equitable allocation of the impact of any future regulatory requirements which might affect various classes of shareholders differently. The Trustees may also, without shareholder approval, establish one or more additional separate portfolios for investments in the Trust or merge two or more existing portfolios. Shareholders' investments in such a portfolio would be evidenced by a separate series of shares.

         The Declaration of Trust provides for the perpetual existence of the Trust. The Trust, however, may be terminated at any time by vote of at least two-thirds of the outstanding shares of the Trust. While the Declaration of Trust further provides that the Trustees may also terminate the Trust upon written notice to the shareholders, the 1940 Act requires that the Trust receive the authorization of a majority of its outstanding shares in order to change the nature of its business so as to cease to be an investment company.

Voting Rights

         As summarized in the Prospectus, shareholders are entitled to one vote for each full share held (with fractional votes for fractional shares held) and will vote (to the extent provided herein) in the election of Trustees and the termination of the Trust and on other matters submitted to the vote of shareholders. Shareholders vote by individual Fund on all matters except (i) when required by the 1940 Act, shares shall be voted in the aggregate and not by individual Fund, and (ii) when the Trustees have determined that the matter affects only the interests of one or more Funds, then only shareholders of such Funds shall be entitled to vote thereon. Shareholders of one Fund shall not be entitled to vote on matters exclusively affecting another Fund, such matters including, without limitation, the adoption of or change in the investment objectives, policies or restrictions of the other Fund and the approval of the investment advisory contracts of the other Fund.

         There will normally be no meetings of shareholders for the purpose of electing Trustees except that in accordance with the 1940 Act (i) the Trust will hold a shareholders' meeting for the election of Trustees at such time as less than a majority of the Trustees holding office have been elected by shareholders, and (ii) if, as a result of a vacancy in the Board of Trustees, less than two-thirds of the Trustees holding office have been elected by the shareholders, that vacancy may only be filled by a vote of the shareholders. Upon written request by the holders of at least 1% of the outstanding shares stating that such shareholders wish to communicate with the other shareholders for the purpose of obtaining the signatures necessary to demand a meeting to consider removal of a Trustee, the Trust has undertaken to provide a list of shareholders or to disseminate appropriate materials (at the expense of the requesting shareholders). In addition, shareholders of the Trust holding at least 10% of the outstanding shares entitled to vote have the right to call a meeting to elect or remove Trustees or to take other actions as provided in the Declaration of Trust. Except as set forth above, the Trustees shall continue to hold office and may appoint successor Trustees. Voting rights are not cumulative.

         No amendment may be made to the Declaration of Trust without the affirmative vote of a majority of the outstanding shares of the Trust except (i) to change the Trust's name or to cure technical problems in the Declaration of Trust and (ii) to establish, designate or modify new and existing series or sub-series of Trust shares or other provisions relating to Trust shares in response to applicable laws or regulations.

Shareholder and Trustee Liability

         Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of the Trust. However, the Declaration of Trust disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation, or instrument entered into or executed by the Trust or the Trustees. The Declaration of Trust provides for indemnification out of all the property of the relevant Fund for all loss and expense of any shareholder of that Fund held personally liable for the obligations of the Trust. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is considered remote because it is limited to circumstances in which the disclaimer is inoperative and the Fund of which he is or was a shareholder would be unable to meet its obligations.

         The Declaration of Trust further provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law. However, nothing in the Declaration of Trust protects a Trustee against any liability to which the Trustee would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office. The By-laws of the Trust provide for indemnification by the Trust of the Trustees and the officers of the Trust except with respect to any matter as to which any such person did not act in good faith in the reasonable belief that his action was in or not opposed to the best interests of the Trust. Such person may not be indemnified against any liability to the Trust or the Trust shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

At December 31, 1995 the officers and trustees of the Trust did not own any shares of any Fund, and, except as noted below, to the knowledge of the Trust no person owned of record or beneficially 5% or more of the shares of any class of the Trust.

1.       FIXED INCOME FUND

         Shareholder Name                                     Percentage
         and Address                                          Owned

         Massachusetts Mutual Life                              100%
         Insurance Company
         1295 State Street
         Springfield, MA  01111

2.       GLOBAL SMALL CAP FUND

         Shareholder Name                                     Percentage
         and Address                                          Owned

         Massachusetts Mutual Life                                99%
         Insurance Company
         1295 State Street
         Springfield, MA  01111

         David L. Babson & Co., Inc.                               1%
         One Memorial Drive
         Cambridge, MA  02142

3.       VALUE FUND

         Shareholder Name                                     Percentage
         and Address                                          Owned

         Massachusetts Mutual Life                               100%
         Insurance Company
         1295 State Street
         Springfield, MA  01111

4.       MID CAP FUND

         Shareholder Name                                     Percentage
         and Address                                          Owned

         Massachusetts Mutual Life                               100%
         Insurance Company
         1295 State Street
         Springfield, MA  01111


                             INVESTMENT PERFORMANCE

Standard performance measure
(for periods commencing July 19, 1995 and ending December 31, 1995)

1.       FIXED INCOME FUND

                                        Total Return                    Yield

         Life of class                      6.46%                       5.98%

2.       GLOBAL SMALL CAP FUND

                                        Total Return

         Life of class                      4.02%

3.       VALUE FUND

                                        Total Return

         Life of class                      8.19%

4.       MID CAP FUND

                                        Total Return

         Life of class                      9.68%

         Total return for the period that the Funds have been in operation is determined by calculating the actual dollar amount of investment return on a $1,000 investment in a Fund made at the beginning of the period, at net asset value, and then calculating the annual compounded rate of return which would produce that amount. Total return calculations assume reinvestment of all Fund distributions at net asset value on their respective reinvestment dates.

         Each Fund's yield is presented for a specified thirty-day period (the "base period"). Yield is based on the amount determined by (i) calculating the aggregate amount of dividends and interest earned by a Fund during the based period less expenses for that period, and (ii) dividing that amount by the product of (A) the average daily number of shares of a Fund outstanding during the base period and entitled to receive dividends and (B) the net asset value on the last day of the base period. The result is annualized on a compounding basis to determine the yield. For this calculation, interest earned on debt obligations held by a Fund is generally calculated using the yield to maturity (or first expected call date) on such obligations based on their market values (or, in the case of receivables-backed securities such as the Government National Mortgage Association, based on cost). Dividends on equity securities are accrued daily at their stated dividend rates. The amount of expenses used in determining each Fund's yield includes, in addition to expenses actually accrued by such Fund, an estimate of the amount of expenses that such Fund would have incurred if brokerage commissions had not been used to reduce such expenses.


                        DETERMINATION OF NET ASSET VALUE

         As indicated in the Prospectus, except on days during which no security is tendered for redemption and no order to purchase or sell such security is received by the relevant Fund, the net asset value of each Fund share is determined at 4:15 p.m., Eastern time, on each day on which the New York Stock Exchange is open for trading. The Trust expects that the days, other than weekend days, that the New York Stock Exchange will not be open are Independence Day, Labor Day, Election Day, Thanksgiving Day, Christmas Day, New Year's Day, Washington's Birthday, Good Friday and Memorial Day.

                                     EXPERTS

         The statement of assets and liabilities of the Global Small Cap Fund as of June 22, 1995 appearing in this Statement of Additional Information have been audited by Deloitte & Touche LLP, 125 Summer Street, Boston, Massachusetts 02110, the Trust's independent auditors, as set forth in their report thereon appearing elsewhere herein, and is included in reliance upon such report given upon the authority of such firm as experts in accounting and auditing.

             REPORT OF INDEPENDENT AUDITORS AND FINANCIAL STATEMENTS

                      DLB GLOBAL SMALL CAPITALIZATION FUND
                       STATEMENT OF ASSETS AND LIABILITIES
                                  JUNE 22, 1995




ASSETS

Cash                                                              $100,000
Deferred organization expense                                       24,652

Total assets                                                       124,652

LIABILITIES

Accrued expenses                                                    24,652

Net assets for 10,000 shares beneficial interest outstanding      $100,000

Net asset value, offering price and redemption price per share    $  10.00


Notes:

ORGANIZATION

DLB Global Small Capitalization Fund (the "Fund") is a series of The DLB Fund Group (the "Trust"). The Fund will register under the Investment Company Act of 1940, as amended, as an open-end non-diversified management investment company. The Trust was established as a Massachusetts business trust. The Fund has had no operations, other than those relating to organizational matters, including the issuance of shares outstanding as shown on the statement of assets and liabilities for cash on June 22, 1995 to David L. Babson and Company Incorporated.

Costs incurred by the Trust in connection with its organization and registration of shares have been deferred and will be amortized using the straight-line method over a period of five years from the commencement of the public offering of shares of the Fund. In the event that any of the initial shares of the Fund are redeemed during the amortization period by any holder thereof, the redemption proceeds will be reduced by any unamortized organizational expenses of the Fund in the same proportion as the number of said shares of the Fund being redeemed bears to the number of initial shares of the Fund that are outstanding at the time of redemption.

INCOME TAXES

The Fund intends to comply with the requirement of the Internal Revenue Code necessary to qualify as a regulated investment company and to make the requisite distributions of taxable income to its shareholders which will be sufficient to relieve it from all or substantially all federal income taxes.

INDEPENDENT AUDITORS' REPORT


Tothe Board of  Trustees  of The DLB Fund Group and  Shareholders  of DLB Global
  Small Capitalization Fund:

We have audited the accompanying statement of assets and liabilities of DLB Global Small Capitalization Fund (the "Fund") (a series of The DLB Fund Group (the "Trust")) as of June 22, 1995. This financial statement is the responsibility of the Fund's management. Our responsibility is to express an opinion on this financial statement based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the statement of assets and liabilities is free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the statement of assets and liabilities. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit of the statement of assets and liabilities provides a reasonable basis for our opinion.

In our opinion, such statement of assets and liabilities presents fairly, in all material respects, the financial position of the Fund at June 22, 1995 in conformity with generally accepted accounting principles.


/s/ Deloitte & Touche LLP
Boston, Massachusetts
June 23, 1995

DLB FIXED INCOME FUND

STATEMENT OF ASSETS AND LIABILITIES - UNAUDITED
DECEMBER 31, 1995
--------------------------------------------------------------------------------

ASSETS:
  Investments, at value (identified cost, $5,112,299)                                            $5,245,291
  Receivable from investment manager                                                                 64,241
  Interest receivable                                                                                80,415
  Other assets                                                                                        2,038
                                                                                                 ----------

            Total assets                                                                          5,391,985
                                                                                                 ----------

LIABILITIES:
  Payable to affiliate - management fee                                                               2,599
  Payable for Fund shares reacquired                                                                 64,247
                                                                                                 ----------

            Total liabilities                                                                        66,846
                                                                                                 ----------

NET ASSETS                                                                                       $5,325,139
                                                                                                 ==========

NET ASSETS CONSIST OF:
  Paid-in capital                                                                                $5,192,396
  Unrealized appreciation on investments                                                            132,992
  Accumulated undistributed net realized gain on investments                                             67
  Accumulated distributions in excess of net investment income                                         (316)
                                                                                                 ----------

            Total                                                                                $5,325,139
                                                                                                 ==========

SHARES OF BENEFICIAL INTEREST OUTSTANDING                                                           518,789
                                                                                                 ==========

NET ASSET VALUE, OFFERING PRICE, AND REDEMPTION PRICE PER SHARE
  (NET ASSETS / SHARES OF BENEFICIAL INTEREST OUTSTANDING)                                           $10.26
                                                                                                 ==========

See notes to financial statements.

DLB FIXED INCOME FUND

STATEMENT OF OPERATIONS - UNAUDITED
PERIOD FROM JULY 25, 1995 (COMMENCEMENT OF OPERATIONS)
TO DECEMBER 31, 1995
--------------------------------------------------------------------------------

INTEREST INCOME                                                                                  $152,090
                                                                                                 --------

EXPENSES:
  Management fee                                                                                    8,911
  Custodian fee                                                                                    23,894
  Legal fees                                                                                       23,846
  Accounting and audit fees                                                                        19,791
  Directors' fees                                                                                   5,438
                                                                                                 --------

            Total expenses                                                                         81,880

  Reduction of expenses by investment manager                                                     (68,701)
                                                                                                 --------

            Net expenses                                                                           13,179
                                                                                                 --------

            Net investment income                                                                 138,911
                                                                                                 --------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
  Realized gain on investment transactions (identified cost basis)                                 53,226
  Change in unrealized appreciation                                                               132,992
                                                                                                 --------

             Net realized and unrealized gain on investments                                      186,218
                                                                                                 --------

             Increase in net assets from operations                                              $325,129
                                                                                                 ========

See notes to financial statements.

DLB FIXED INCOME FUND

STATEMENT OF CHANGES IN NET ASSETS - UNAUDITED
PERIOD FROM JULY  25, 1995 (COMMENCEMENT OF OPERATIONS)
TO DECEMBER 31, 1995
--------------------------------------------------------------------------------

INCREASE (DECREASE)  IN NET ASSETS:
  From operations:
    Net investment income
                                                                                            $  138,911
    Net realized gain on investments                                                            53,226
    Net unrealized gain on investments                                                         132,992
                                                                                            ----------

            Increase in net assets from operations                                             325,129
                                                                                            ----------

  Distributions declared to shareholders:
      From  net investment income                                                             (138,911)
      In excess of net investment income                                                          (316)
      From net realized gain on investments                                                    (53,159)
                                                                                            ----------

           Total distributions declared to shareholders                                       (192,386)
                                                                                            ----------

    Fund share (principal) transactions:
        Net proceeds from sale of shares                                                     5,000,000
        Net asset value of shares issued to shareholders in reinvestment of distributions      192,386
                                                                                            ----------

           Increase in net assets from Fund share transactions                               5,192,386
                                                                                            ----------

          Total increase in net assets                                                       5,325,129
                                                                                            ==========
NET ASSETS:
    At beginning of period                                                                          10
                                                                                            ----------
    At end of period (including accumulated distributions in excess of  net investment income of $316)
                                                                                            $5,325,139
                                                                                            ==========

See notes to financial statements.

DLB FIXED INCOME FUND

FINANCIAL HIGHLIGHTS - UNAUDITED
PERIOD FROM JULY 25, 1995 (COMMENCEMENT OF OPERATIONS)
TO DECEMBER 31, 1995
--------------------------------------------------------------------------------

Per share data (for a share outstanding throughout the period):
  Net asset value - beginning of period                                                          $10.00
                                                                                                 ------
  Income from investment operations:
    Net investment income                                                                          0.28
    Net realized and unrealized gain on investments                                                0.37
                                                                                                 ------

             Total from investment operations                                                      0.65
                                                                                                 ------

  Less distributions declared to shareholders:
    From net investment income                                                                    (0.28)
    From net realized gain on investments                                                         (0.11)
                                                                                                 ------

            Total distributions declared to shareholders                                          (0.39)
                                                                                                 ------

Net asset value - end of period                                                                  $10.26
                                                                                                 ======

Total return                                                                                      14.75%*

Ratios and Supplemental Data:
  Ratio of expenses to average net assets                                                          0.55%*
  Ratio of net investment income to average net assets                                             6.24%*
  Portfolio turnover                                                                                 42%
  Net assets at end of period (000 omitted)                                                      $5,325

The manager has agreed with the Fund to reduce its management fee and bear certain expenses, such that expenses do not exceed 0.55% of average daily net assets on an annualized basis. If the fee and expenses had been incurred by the Fund, and had expenses been limited to that permitted by state securities law, the net investment income per share and ratios would have been:

Net investment income                                                                             $0.20

Ratios (to average net assets):
  Expenses                                                                                         2.50%*
  Net investment income                                                                            4.30%*

* Annualized.

See notes to financial statements.

DLB FIXED INCOME FUND

NOTES TO FINANCIAL STATEMENTS - UNAUDITED
--------------------------------------------------------------------------------

1.    BUSINESS AND ORGANIZATION

      DLB Fixed Income Fund (the "Fund") is a nondiversified series of The DLB Fund Group (the "Trust").

      The Trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

2.    SIGNIFICANT ACCOUNTING POLICIES

      INVESTMENT VALUATIONS - Debt securities (other than short-term obligations which mature in 60 days or less), including listed issues, are valued on the basis of valuations furnished by dealers or by a pricing service with consideration to factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, without exclusive reliance upon exchange or over-the-counter prices. Short-term obligations, which mature in 60 days or less, are valued at amortized cost, which approximates market value. Securities for which there are no such valuations are valued at fair value as determined in good faith by or at the direction of the Trustees.

      INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and original issue discount are amortized or accreted for financial statements and tax reporting purposes as required by federal income tax regulations.

      TAX MATTERS AND DISTRIBUTIONS - The Fund's policy is to comply with the provisions of the Internal Revenue Code ("Code") applicable to regulated investment companies and to distribute to shareholders all of its taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is provided. The Fund files a tax return annually using tax accounting methods required under provisions of the Code which may differ from generally accepted accounting principles, the basis on which these financial statements are prepared. Accordingly, the amount of net investment income and net realized gain reported on these financial statements may differ from that reported on the Fund's tax return, and consequently, the character of distributions to shareholders reported in the financial highlights may differ from that reported to shareholders on Form 1099-DIV. Distributions to shareholders are recorded on the ex-dividend date.

      The Fund distinguishes between distributions on a tax basis and a financial reporting basis and requires that only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits which result in temporary over-distributions for financial statement purposes, are classified as distributions in excess of net investment income or accumulated net realized gains.

3.    TRANSACTIONS WITH AFFILIATES

      INVESTMENT MANAGER - The Fund has a management contract with David L. Babson & Co. Inc. ("DLB") to provide overall investment advisory and administrative services, and general office facilities. The management fee is computed daily and paid monthly at an effective annual rate of 0.40% of average daily net assets.

      For the period ended December 31, 1995, the management fee amounted to $8,911, all of which was waived by DLB and, additionally, $59,790 of Fund expenses were borne by DLB.

      The Fund pays no compensation directly to its Trustees who are officers of the investment manager, or to officers of the Fund, all of whom receive remuneration for their services to the Fund from DLB.

4.    PORTFOLIO SECURITIES

      Purchases and sales of investments, other than short-term obligations, were as follows:

                                                                         PURCHASES            SALES
U.S. Government securities                                               $4,526,414        $2,061,524
                                                                         ==========        ==========

Investments (non-U.S. government securities)                             $2,503,365          $154,798
                                                                         ==========        ==========

      The cost and unrealized appreciation or depreciation in value of the investments owned by the Fund, as computed on a federal income tax basis, are as follows:

Aggregate cost                                                                           $5,112,299
                                                                                         ==========

Gross unrealized appreciation                                                              $137,028
Gross unrealized depreciation                                                                (4,036)
                                                                                         ----------

Net unrealized appreciation                                                              $  132,992
                                                                                         ==========

5.    SHARES OF BENEFICIAL INTEREST

      The Trust's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in Fund shares during the period were as follows:

                                                                  SHARES           AMOUNT
Shares sold                                                       500,000        $5,000,000
Shares issued to shareholders in reinvestment of
  distributions                                                    18,788           192,386
                                                                  -------        ----------

Net increase                                                      518,788        $5,192,386
                                                                  =======        ==========

                                                      * * * * * *

DLB GLOBAL SMALL CAPITALIZATION FUND

STATEMENT OF ASSETS AND LIABILITIES - UNAUDITED
DECEMBER 31, 1995
--------------------------------------------------------------------------------

ASSETS:
  Investments, at value (identified cost, $10,142,533)                          $     10,514,281
  Receivable for investments sold                                                         81,885
  Dividends and interest receivable                                                       50,883
  Receivable from investment manager                                                      66,180
  Other assets                                                                             3,007
                                                                                           -----

            Total assets                                                              10,716,236
                                                                                      ----------
LIABILITIES:
  Payable for investments purchased                                                      104,880
  Payable for Fund shares reacquired                                                      66,180
  Payable to affiliate - management fee                                                   20,180
  Accrued expenses and other liabilities                                                  15,718
                                                                                          ------
            Total liabilities                                                            206,958
                                                                                         -------
NET ASSETS                                                                      $     10,509,278
                                                                                ================

NET ASSETS CONSIST OF:
  Paid-in capital                                                               $     10,172,224
  Unrealized appreciation on investments and translation of assets
   and liabilities in foreign currency                                                   371,931
  Accumulated net realized loss on investments and foreign currency
   transactions                                                                          (28,897)
  Accumulated distributions in excess of net investment income                            (5,980)
                                                                                          ------
Total                                                                           $     10,509,278
                                                                                ================

SHARES OF BENEFICIAL INTEREST OUTSTANDING                                              1,017,012
                                                                                       =========
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER
  SHARE (NET ASSETS / SHARES OF BENEFICIAL INTEREST
  OUTSTANDING)                                                                  $          10.33
                                                                                ================

See notes to financial statements.

DLB GLOBAL SMALL CAPITALIZATION FUND

STATEMENT OF OPERATIONS - UNAUDITED
PERIOD FROM JULY 19, 1995 (COMMENCEMENT OF OPERATIONS)
TO DECEMBER 31, 1995
--------------------------------------------------------------------------------

NET INVESTMENT INCOME:
  Dividends (net of foreign taxes withheld of $10,439)                            $ 108,643
  Interest                                                                           23,708
                                                                                     ------
            Total investment income                                                 132,351
                                                                                    -------
EXPENSES:
  Management fee                                                                     45,284
  Custodian fee                                                                      35,040
  Legal fees                                                                         31,092
  Accounting and audit fees                                                          25,804
  Directors' fees                                                                     5,438

            Total expenses                                                          142,658

  Reduction of expenses by investment manager                                       (76,551)
                                                                                 -----------

            Net expenses                                                             66,107
                                                                                     ------

            Net investment income                                                    66,244
                                                                                     ------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain (loss) (identified cost basis):
     Investment transactions                                                        (35,270)
     Foreign currency transactions                                                    6,373
                                                                                      -----
            Net realized loss                                                       (28,897)
                                                                                    -------
  Change in unrealized appreciation:
    Investments                                                                     371,748
    Translation of assets and liabilities in foreign currency                           183
                                                                                        ---
            Net unrealized gain on investments                                      371,931
                                                                                    -------
            Net realized and unrealized gain on investments and foreign
              currency                                                              343,034
                                                                                    -------

            Increase in net assets from operations                               $  409,278
                                                                                 ==========


See notes to financial statements.

DLB GLOBAL SMALL CAPITALIZATION FUND

STATEMENT OF CHANGES IN NET ASSETS - UNAUDITED
PERIOD FROM JULY 19, 1995 (COMMENCEMENT OF OPERATIONS) TO
DECEMBER 31, 1995
--------------------------------------------------------------------------------

INCREASE (DECREASE) IN  NET ASSETS:
  From operations:
    Net investment income                                                        $   66,244
    Net realized loss on investments and foreign currency transactions              (28,897)
    Net unrealized gain on investments and foreign currency translation             371,931
                                                                                    -------
            Increase in net assets from operations

  Distributions declared to shareholders:
    From net investment income                                                      (66,244)
    In excess of net investment income                                               (5,980)
                                                                                     ------

            Total distributions declared to shareholders                            (72,224)
                                                                                    -------
  Fund share (principal) transactions:
    Net proceeds from sale of shares                                             10,000,000
    Net asset value of shares issued to shareholders in reinvestment
     of distributions                                                                72,224
                                                                                     ------

            Increase in net assets from Fund share transactions                  10,072,224
                                                                                 ----------
            Total increase in net assets                                         10,409,278

NET ASSETS:
  At beginning of period                                                            100,000
                                                                                    -------

  At end of period (including accumulated distribution in excess of
     net investment income of $5,980)                                         $  10,509,278
                                                                              =============


See notes to financial statements.

DLB GLOBAL SMALL CAPITALIZATION FUND

FINANCIAL HIGHLIGHTS - UNAUDITED
PERIOD FROM JULY 19, 1995
(COMMENCEMENT OF OPERATIONS) TO DECEMBER 31, 1995
--------------------------------------------------------------------------------

Per share data (for a share outstanding throughout the period):
  Net asset value - beginning of period                                         $ 10.00
                                                                                -------
  Income from investment operations:
    Net investment income                                                          0.07
    Net realized and unrealized gain on investments                                0.34
                                                                                   ----
            Total income from investment operations                                0.41
                                                                                   ----
  Less distributions declared to shareholders:
    From net investment income                                                    (0.07)
    In excess of net investment income                                            (0.01)
                                                                                  -----
            Total distributions declared to shareholders                          (0.08)
                                                                                  -----
Net asset value - end of period                                                 $ 10.33
                                                                                =======
Total return                                                                       8.96%*

Ratios and Supplemental Data:
  Ratio of expenses to average net assets                                          1.50%*
  Ratio of net investment income to average net assets                             1.46%*
  Portfolio turnover                                                                 5%
  Net assets at end of period (000 omitted)                                     $10,509

The manager has agreed with the Fund to reduce its investment management fee and bear certain expenses, such that expenses do not exceed 1.50% of average daily net assets on an annualized basis. If the fee and expenses had been incurred by the Fund and had expenses been limited to that required by state securities law, the net investment income per share and ratios would have been:

  Net investment income                                                         $  0.02

  Ratios (to average net assets):
    Expenses                                                                       2.50%*

    Net investment income                                                          0.42%*

* Annualized.


See notes to financial statements.

DLB GLOBAL SMALL CAPITALIZATION FUND

NOTES TO FINANCIAL STATEMENTS - UNAUDITED
--------------------------------------------------------------------------------


1.    BUSINESS AND ORGANIZATION

      DLB Global Small Capitalization Fund (the "Fund") is a nondiversified series of The DLB Fund Group (the "Trust").

      The Trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

2.    SIGNIFICANT ACCOUNTING POLICIES

      Investment Valuations - Equity securities listed on securities exchange or reported through the NASDAQ system are valued at last sale prices. Unlisted equity securities or listed equity securities for which last sale prices are not available are valued at last quoted bid prices. Short-term obligations, which mature in 60 days or less, are valued at amortized cost, which approximates market value. Securities for which there are no such quotations or valuations are valued at fair value as determined in good faith by or at the direction of the Trustees.

      Foreign Currency Translation - Investment valuations, other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investments and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

      Forward Foreign Currency Exchange Contracts - The Fund may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The Fund will enter into forward contracts for hedging purposes only. For hedging purposes, the Fund may enter into contracts to deliver or receive foreign currency it will receive from or require for its normal investment activities. It may also use contracts in a manner intended to protect foreign currency-denominated securities from declines in value due to unfavorable exchange rate movements. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency, and any gains or losses are recorded for financial statement purposes as unrealized until the contract settlement date.

      Investment Transactions and Income - Investment transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date for dividends received in cash. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.
      Interest income is recorded on the accrual basis.

      Tax Matters and Distributions - The Fund's policy is to comply with the provisions of the Internal Revenue Code ( the "Code") applicable to regulated investment companies and to distribute to shareholders all of its taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is provided. The Fund files a tax return annually using tax accounting methods required under provisions of the Code which may differ from generally accepted accounting principles, the basis on which these financial statements are prepared. Accordingly, the amount of net investment income and net realized gain reported on these financial statements may differ from that reported on the Fund's tax return, and consequently, the character of distributions to shareholders reported in the financial highlights may differ from that reported to shareholders on Form 1099-DIV. Foreign taxes have been provided for on interest and dividend income earned on foreign investments in accordance with the applicable country's tax rates and to the extent unrecoverable are recorded as a reduction of investment income.

      Distributions to shareholders are recorded on the ex-dividend date.

      The Fund distinguishes between distributions on a tax basis and a financial reporting basis and requires that only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits which result in temporary over-distributions for financial statement purposes, are classified as distributions in excess of net investment income or accumulated net realized gains.

3.    TRANSACTIONS WITH AFFILIATES

      Investment Manager - The Fund has a management contract with David L. Babson & Co., Inc. ("DLB") to provide overall investment advisory and administrative services, and general office facilities. The management fee is computed daily and paid monthly at an effective annual rate of 1.00% of average daily net assets.

      For the period ended December 31, 1995, the management fee amounted to $45,284, all of which was waived by DLB and, additionally, $31,267 of Fund expenses were borne by DLB.

      The Fund pays no compensation directly to its Trustees who are officers of the investment manager, or to officers of the Fund, all of whom receive remuneration for their services to the Fund from DLB.

4.    PORTFOLIO SECURITIES

      Purchases and sales of investments, other than short-term obligations, aggregated $10,490,197 and $516,694, respectively.

      The cost and unrealized appreciation or depreciation in value of the investments owned by the Fund, as computed on a federal income tax basis, are as follows:

         Aggregate cost                                            $10,142,533
                                                                   ===========

         Gross unrealized appreciation                             $   862,978
         Gross unrealized depreciation                                (491,230)
                                                                      --------

Net unrealized appreciation                                        $   371,748
                                                                   ===========


5.    SHARES OF BENEFICIAL INTEREST

      The Fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in Fund shares during the period were as follows:


                                                     Shares             Amount

Shares sold                                        1,000,000      $  10,000,000
Shares issued to shareholders in reinvestment
  of distributions                                     7,012             72,224
                                                       -----             ------

Net increase                                       1,007,012      $  10,072,224
                                                   =========      =============

                                   * * * * * *

DLB VALUE FUND

STATEMENT OF ASSETS AND LIABILITIES - UNAUDITED
DECEMBER 31, 1995
--------------------------------------------------------------------------------

ASSETS:
  Investments, at value (identified cost, $10,286,866)                                           $10,865,639
  Interest and dividends receivable                                                                   16,870
  Receivable from investment manager                                                                  63,938
                                                                                                 -----------

            Total assets                                                                          10,946,447
                                                                                                 -----------

LIABILITIES:
  Payable for investments purchased                                                                   45,744
  Payable for Fund shares reacquired                                                                  63,938
  Payable to affiliate - management fee                                                                9,199
  Accrued expenses and other liabilities                                                               9,988
                                                                                                 -----------

            Total liabilities                                                                        128,869
                                                                                                 -----------

 NET ASSETS                                                                                      $10,817,578
                                                                                                 ===========

NET ASSETS CONSIST OF:
  Paid-in capital                                                                                $10,238,563
  Unrealized appreciation on investments                                                             578,773
  Accumulated undistributed net investment income                                                        242
                                                                                                 -----------

 Total                                                                                           $10,817,578
                                                                                                 ===========

SHARES OF BENEFICIAL INTEREST OUTSTANDING                                                          1,022,591
                                                                                                 ===========
NET ASSET VALUE, OFFERING PRICE, AND REDEMPTION PRICE PER SHARE
  (NET ASSETS / SHARES OF BENEFICIAL INTEREST OUTSTANDING)                                            $10.58
                                                                                                 ===========

See notes to financial statements.

DLB VALUE FUND

STATEMENT OF OPERATIONS - UNAUDITED
PERIOD FROM JULY 25, 1995 (COMMENCEMENT OF OPERATIONS)
TO DECEMBER 31, 1995
--------------------------------------------------------------------------------

NET INVESTMENT INCOME:
  Dividends (net of foreign tax withheld of $1,932)                                                    $111,574
  Interest                                                                                               16,211
                                                                                                    -----------

            Total investment income                                                                     127,785
                                                                                                    -----------

EXPENSES:
  Management fee                                                                                         24,862
  Custodian fees                                                                                         28,213
  Accounting and audit fees                                                                              22,263
  Directors' fee                                                                                          5,438
  Legal fees                                                                                             28,867
  Other                                                                                                     120
                                                                                                    -----------

            Total expenses                                                                              109,763

  Reduction of expenses by investment manager                                                           (73,080)
                                                                                                    -----------

            Net expenses                                                                                 36,683
                                                                                                    -----------

            Net investment income                                                                        91,102
                                                                                                    -----------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
  Realized gain on investments (identified cost basis)                                                  147,693
  Change in unrealized appreciation                                                                     578,773
                                                                                                    -----------

            Net unrealized gain on investments                                                          726,466
                                                                                                    -----------

            Increase in net assets from operations                                                     $817,568
                                                                                                    ===========

See notes to financial statements.

DLB VALUE FUND

STATEMENT OF CHANGES IN NET ASSETS - UNAUDITED
PERIOD FROM JULY 25, 1995 (COMMENCEMENT OF OPERATIONS)
TO  DECEMBER 31, 1995
--------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:
  From operations:
    Net investment income                                                                        $    91,102
    Net realized gain on investments                                                                 147,693
    Net unrealized gain on investments                                                               578,773
                                                                                                 -----------

       Increase in net assets from operations                                                        817,568
                                                                                                 -----------

   Distributions declared to shareholders:
    From net investment income                                                                       (90,860)
    From net realized gain on investments                                                           (147,693)
                                                                                                 -----------

       Total distributions declared to shareholders                                                 (238,553)
                                                                                                 -----------

 Fund share (principal) transactions:
    Net proceeds from sale of shares                                                              10,000,000
    Net asset value of shares issued to shareholders in reinvestment of distributions                238,553
                                                                                                 -----------

         Increase in net assets from Fund share transactions                                      10,238,553
                                                                                                 -----------

         Total increase in net assets                                                             10,817,568

NET ASSETS:
  At beginning of period                                                                                  10
                                                                                                 -----------

  At end of period (including accumulated undistributed net investment income of
     $242)                                                                                       $10,817,578
                                                                                                 ===========

See notes to financial statements.

DLB VALUE FUND

FINANCIAL HIGHLIGHTS - UNAUDITED
PERIOD FROM JULY 25, 1995 (COMMENCEMENT OF OPERATIONS)
TO DECEMBER 31, 1995
--------------------------------------------------------------------------------

Per share data (for a share outstanding throughout the period):                                $10.00
                                                                                              -------
  Net asset value - beginning of period Income from investment operations:
    Net investment income                                                                        0.09
    Net realized and unrealized gain on investments                                              0.73
                                                                                              -------

            Total from investment operations                                                     0.82
                                                                                              -------

  Less distributions declared to shareholders:
    From net investment income                                                                  (0.09)
    From net realized gain on investments                                                       (0.15)
                                                                                              -------

            Total distributions declared to shareholders                                        (0.24)
                                                                                              -------

Net asset value - end of period                                                                $10.58
                                                                                              =======

Total return                                                                                    18.64%*

Ratios and Supplemental Data:
  Ratio of expenses to average net assets                                                        0.80%*
  Ratio of net investment income to average net assets                                           2.02%*
  Portfolio turnover                                                                                7%
  Net assets at end of period (000 omitted)
                                                                                              $10,818

The  manager  has  agreed  with the Fund to reduce its  management  fee and bear certain  expenses,  such that  expenses do not exceed 0.80% of average daily net assets on an annualized  basis. If the fee and expenses had been incurred by the
Fund and had expenses been limited to that  permitted by State  Securities  Law, the net investment income per share and ratios would have been:
                                                                                                $0.02
Net investment income

Ratios (to average net assets):
  Expenses                                                                                       2.43%
  Net investment income                                                                          0.40%

* Annualized.

See notes to financial statements.

DLB VALUE FUND

NOTES TO FINANCIAL STATEMENTS - UNAUDITED
--------------------------------------------------------------------------------

1.    BUSINESS AND ORGANIZATION

      DLB Value Fund (the "Fund") is a nondiversified series of The DLB Fund Group (the "Trust").

      The Trust is organized as a Massachusetts business trust, and is registered under the Investment Company Act of 1940, as amended as an open-end management investment company.

2.    SIGNIFICANT ACCOUNTING POLICIES

      INVESTMENT VALUATIONS - Equity securities listed on securities exchange or reported through the NASDAQ system are valued at last sale prices. Unlisted equity securities or listed equity securities for which last sale prices are not available are valued at last quoted bid prices. Short-term obligations, which mature in 60 days or less, are valued at amortized cost, which approximates market value. Securities for which there are no such quotations or valuations are valued at fair value as determined in good faith by or at the direction of the Trustees.

      INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date for dividends received in cash. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date. Interest income is recorded on the accrual basis.

      TAX MATTERS AND DISTRIBUTIONS - The Fund's policy is to comply with the provisions of the Internal Revenue Code ("Code") applicable to regulated investment companies and to distribute to shareholders all of its taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is provided. The Fund files a tax return annually using tax accounting methods required under provisions of the Code which may differ from generally accepted accounting principles, the basis on which these financial statements are prepared. Accordingly, the amount of net investment income and net realized gain reported on these financial statements may differ from that reported on the Fund's tax return, and consequently, the character of distributions to shareholders reported in the financial highlights may differ from that reported to shareholders on Form 1099-DIV. Distributions to shareholders are recorded on the ex-dividend date.

      The Fund distinguishes between distributions on a tax basis and a financial reporting basis and requires that only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits which result in temporary over-distributions for financial statement purposes, are classified as distributions in excess of net investment income or accumulated net realized gains.

3.    TRANSACTIONS WITH AFFILIATES

      INVESTMENT MANAGER - The Fund has a management agreement with David L. Babson & Co., Inc. ("DLB") to provide overall investment advisory and administrative services, and general office facilities. The management fee is computed daily and paid monthly at an annual rate of 0.55% of average daily net assets.

      For the period ended December 31, 1995, the management fee amounted to $24,862, all of which was waived by DLB and, additionally, $48,218 of Fund expenses were borne by DLB.

      The Fund pays no compensation directly to its Trustees who are officers of the investment manager, or to officers of the Fund, all of whom receive remuneration for their services to the Fund from DLB.

4.    PORTFOLIO SECURITIES

      Purchases and sales of investments, other than short-term obligations aggregated $10,538,734 and $719,669, respectively.

      The cost and unrealized appreciation or depreciation in value of the investments owned by the Fund, as computed on a federal income tax basis, are as follows:

Aggregate cost                                       $10,286,866
                                                     ===========

Gross unrealized appreciation                         $1,113,361
Gross unrealized depreciation                           (534,588)
                                                     -----------

Net unrealized appreciation                             $578,773
                                                     ===========

5.    SHARES OF BENEFICIAL INTEREST

      The Trust's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in Fund shares during the period were as follows:

                                                                           SHARES            AMOUNT
Shares sold                                                              1,000,000        $10,000,000
Shares issued to shareholders in reinvestment
  of distributions                                                          22,590            238,553
                                                                        ----------        -----------

Net increase                                                             1,022,590        $10,238,553
                                                                        ==========        ===========

                                                           * * * * * *

DLB MID CAPITALIZATION FUND

STATEMENT OF ASSETS AND LIABILITIES - UNAUDITED
DECEMBER 31, 1995
--------------------------------------------------------------------------------

ASSETS:
  Investments, at value (identified cost, $10,240,520)                                      $10,992,195
  Dividends and interest receivable                                                              22,888
  Receivable from investment manager                                                             62,900
                                                                                            -----------

            Total assets                                                                     11,077,983
                                                                                            -----------


LIABILITIES:
  Payable for investments purchased                                                              62,493
  Payable for Fund shares reacquired                                                             62,900
  Payable to affiliate - management fee                                                           7,678
  Accrued expenses and other liabilities                                                         16,038
                                                                                            -----------

            Total liabilities                                                                   149,109
                                                                                            -----------

NET ASSETS                                                                                  $10,928,874
                                                                                            ===========

NET ASSETS CONSIST OF:
  Paid-in capital                                                                           $10,176,849
  Unrealized appreciation on investments                                                        751,675
  Accumulated undistributed net investment income                                                   350
                                                                                            -----------

            Total                                                                           $10,928,874
                                                                                            ===========

SHARES OF BENEFICIAL INTEREST OUTSTANDING                                                     1,016,544
                                                                                            ===========

NET ASSET VALUE, OFFERING PRICE, AND REDEMPTION PRICE PER SHARE
  (NET ASSETS / SHARES OF BENEFICIAL INTEREST OUTSTANDING)                                       $10.75
                                                                                            ===========

See notes to financial statements.

DLB MID CAPITALIZATION FUND

STATEMENT OF OPERATIONS - UNAUDITED
PERIOD FROM JULY 25, 1995 (COMMENCEMENT OF OPERATIONS) TO DECEMBER 31, 1995
--------------------------------------------------------------------------------

NET INVESTMENT INCOME:
  Dividends                                                                                 $ 96,748
  Interest                                                                                    27,489
                                                                                            --------
            Total investment income                                                          124,237
                                                                                            --------

EXPENSES:
  Management fee                                                                              26,445
  Custodian fee                                                                               28,634
  Accounting and auditing fees                                                                24,368
  Legal fees                                                                                  31,594
  Directors fees                                                                               5,438
                                                                                            --------
            Total expenses                                                                   116,479

  Reduction of expenses by investment manager                                                (76,123)
                                                                                            --------

            Net expenses                                                                      40,356
                                                                                            --------
            Net investment income                                                             83,881
                                                                                            --------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
  Realized gain (identified cost basis)                                                       93,308

  Change in unrealized appreciation                                                          751,675
                                                                                            --------

            Net realized and unrealized gain on investments                                  844,983
                                                                                            --------

            Increase in net assets from operations                                          $928,864
                                                                                            ========

See notes to financial statements.

DLB MID CAPITALIZATION FUND

STATEMENT OF CHANGES IN NET ASSETS - UNAUDITED
PERIOD FROM JULY 25, 1995 (COMMENCEMENT OF OPERATIONS) TO DECEMBER 31, 1995
--------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:
  From operations:
    Net investment income                                                                   $    83,881
    Net realized gain on investments                                                             93,308
    Net unrealized gain on investments                                                          751,675
                                                                                            -----------

               Increase in net assets from operations                                           928,864
                                                                                            -----------

  Distributions declared to shareholders:
    From net investment income                                                                  (83,531)
    From net realized gain on investments                                                       (93,308)
                                                                                            -----------

            Total distributions declared to shareholders                                       (176,839)
                                                                                            -----------

  Fund share (principal) transactions:
    Net proceeds from sale of shares                                                         10,000,000
    Net asset value of shares issued to shareholders in reinvestment of distributions           176,839
                                                                                            -----------

            Increase in net assets from Fund share transactions                              10,176,839
                                                                                            -----------

            Total increase in net assets                                                     10,928,864

NET ASSETS:
  At beginning of period                                                                             10
                                                                                            -----------

  At end of period (including accumulated undistributed net investment income of $350)      $10,928,874
                                                                                            ===========

See notes to financial statements.

DLB MID CAPITALIZATION FUND

FINANCIAL HIGHLIGHTS - UNAUDITED
PERIOD FROM JULY 25, 1995 (COMMENCEMENT OF OPERATIONS) TO
DECEMBER 31, 1995
--------------------------------------------------------------------------------

Per share data (for a share outstanding throughout the period):
  Net asset value - beginning of period                                                               $10.00
                                                                                                     -------
  Income from investment operations -
    Net investment income                                                                               0.08
    Net realized and unrealized gain on investments                                                     0.84
                                                                                                     -------

           Total income from investment operations                                                      0.92
                                                                                                     -------

  Less distributions declared to shareholders:
    From net investment income                                                                         (0.08)
    From net realized gain on investments                                                              (0.09)
                                                                                                     -------

           Total distributions declared to shareholders                                                (0.17)
                                                                                                     -------

Net asset value - end of period                                                                       $10.75
                                                                                                     =======

           Total return                                                                                21.17%*
                                                                                                     =======

Ratios and Supplemental Data:
  Ratio of expenses to average net assets                                                               0.90%*
  Ratio of net investment income to average net assets                                                  1.90%*
  Portfolio turnover                                                                                       6%
  Net assets at end of period (000 omitted)                                                          $10,929

  The manager has agreed with the Fund to reduce its management fee and bear certain expenses, such that expenses do not exceed 0.90% of average daily net assets on an annualized basis. If the fee and expenses had been incurred by the Fund and had expenses been limited to that permitted by State Securities
  Law, the net investment income per share and ratios would have been:

Net investment income                                                                                  $0.01

  Ratios (to average net assets):
    Expenses                                                                                            2.50%*
    Net investment income                                                                               0.30%*

*Annualized.

See notes to financial statements.

DLB MID CAPITALIZATION FUND

NOTES TO FINANCIAL STATEMENTS - UNAUDITED
--------------------------------------------------------------------------------

1.    BUSINESS AND ORGANIZATION

      DLB Mid Capitalization Fund (the "Fund") is a non-diversified series of The DLB Fund Group (the "Trust").

      The Trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

2.    SIGNIFICANT ACCOUNTING POLICIES

      INVESTMENT VALUATIONS - Equity securities listed on securities exchange or reported through the NASDAQ system are valued at last sale prices. Unlisted equity securities or listed equity securities for which last sale prices are not available are valued at last quoted bid prices. Short-term obligations, which mature in 60 days or less, are valued at amortized cost, which approximates market value. Securities for which there are no such quotations or valuations are valued at fair value as determined in good faith by or at the direction of the Trustees.

      INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date for dividends received in cash. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date. Interest income is recorded on the accrual basis.

      TAX MATTERS AND DISTRIBUTIONS - The Fund's policy is to comply with the provisions of the Internal Revenue Code ("Code") applicable to regulated investment companies and to distribute to shareholders all of its taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is provided. The Fund files a tax return annually using tax accounting methods required under provisions of the Code which may differ from generally accepted accounting principles, the basis on which these financial statements are prepared. Accordingly, the amount of net investment income and net realized gain reported on these financial statements may differ from that reported on the Fund's tax return, and consequently, the character of distributions to shareholders reported in the financial highlights may differ from that reported to shareholders on Form 1099-DIV. Distributions to shareholders are recorded on the ex-dividend date.

      The Fund distinguishes between distributions on a tax basis and a financial reporting basis and requires that only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits which result in temporary over-distributions for financial statement purposes, are classified as distributions in excess of net investment income or accumulated net realized gains.

3.    TRANSACTIONS WITH AFFILIATES

      INVESTMENT MANAGER - The Fund has a management contract with David L. Babson & Co., Inc. ("DLB") to provide overall investment advisory and administrative services, and general office facilities. The management fee is computed daily and paid monthly at an effective annual rate of 0.60% of average daily net assets.

      For the period ended December 31, 1995, the management fee amounted to $26,445, of which all was waived by DLB and, additionally, $49,678 of Fund expenses were borne by DLB.

      The Fund pays no compensation directly to its Trustees who are officers of the investment manager, or to officers of the Fund, all of whom receive remuneration for their services to the Fund from DLB.

4.    PORTFOLIO SECURITIES

      Purchases and sales of investments, other than short-term obligations, aggregated $10,398,892 and $532,430, respectively.

      The cost and unrealized appreciation or depreciation in value of the investments owned by the Fund, as computed on a federal income tax basis, are as follows:

Aggregate cost                                   $10,240,520
                                                 ===========

Gross unrealized appreciation                     $1,290,834
Gross unrealized depreciation                       (539,159)
                                                 -----------

Net unrealized appreciation                         $751,675
                                                 ===========

5.    SHARES OF BENEFICIAL INTEREST

      The Trust's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in Fund shares during the period were as follows:

                                                                                  SHARES             AMOUNT
Shares sold                                                                      1,000,000        $10,000,000
Shares issued to shareholders in reinvestment
  of distributions                                                                  16,543            176,839
                                                                                 ---------        -----------

Net increase                                                                     1,016,543        $10,176,839
                                                                                 =========        ===========

                                                  * * * * * *

       DLB Fixed Income Fund
       Portfolio of Investments - December 31, 1995     Unaudited

       Bonds  - 93.3%
S&P
Bond Rating                                         Principal
UnauditIssuer                                        Amount        Value
       U.S. Gov't Bonds - 27.3%
AAA         US Treasury, 7.25s, 1996                $150,000    $152,531
AAA         US Treasury, 8.50s, 1997                 400,000     417,124
AAA         US Treasury, 6.25s, 2000                 100,000     103,453
AAA         US Treasury, 7.50s, 1999                  75,000      80,519
AAA         US Treasury, 6.375s, 2000                100,000     103,109
AAA         US Treasury, 10.375s, 2012               250,000     345,625
AAA         US Treasury, 8.125s, 2021                200,000     253,125

       US Fed'l Agency Bonds - 1.9%
            Federal Home Loan Banks, 7.26, 1999     $100,000    $102,984
       Mortgages - 24.7%
BAA3        Green Tree Financial  6.9s, 2004         $33,499     $33,467
AAA         Green Tree Financial 7.25s, 2005          81,024      81,985
AAA         FHLMC Gold G00143                         72,507      74,440
AAA         GNMA 7.5s, 2023                          480,709     494,938
AAA         GNMA 7.5s, 2025                          509,175     523,496
AAA         Green Tree 7.05s,2025                    100,000     104,000

       International Bonds - 13.1%
BAA2        Canadian National Railroad, 7s, 2004    $100,000    $103,611
AA3         Province of Ontario, 7s, 2005            125,000     133,008
AA2         British Columbia Hydro& Pwr, 15.5s,2011  200,000     229,398
AA3         Province of Ontario,15.75s, 2012         100,000     116,822
AAA         Hydro Quebec, 8.4s 2022                  100,000     115,621
                                                                $698,460
       Financial - 11.2%
BAA2        Comdisco, 9.75s 1997                    $250,000    $259,863
A3          GMAC , 8.4s, 1999                        200,000     217,220
A1          Ford Capital BV, 10.125, 2000            100,000     117,282
                                                                $594,365
       Industrial - 10.7%
A3          Ryder Mtn, 8.45, 1999                   $100,000    $108,954
A2          Sears Roebuck, 6.5s, 2000                100,000     102,303
A3          Cardinal Health Inc., 6.5s, 2004         100,000     101,345
A1          Raytheon, 6.5s, 2005                     100,000     103,408
BAA3        Telecommunication Inc., 7.25s, 2005      100,000     101,337
BAA3        Time Warner Ent., 8.375s, 2023            50,000      53,826
                                                                $571,173
       Transportation - 4.4
A3          CSX Corp., 9.50s, 2000                  $100,000    $113,897
A3          CSX Corp. Deb, 9s, 2006                  100,000     119,160


                                                                $233,057
       Total Bonds
            (Identified Cost $4,834,859)
       Repurchase Agreement 5.2%                                 277,440
       Repurchase Agreement at value
       Total Investments
             (Identified cost $5,112,299)
       Other Assets, Less Liabilities - 1.5%                      79,848
       Net Assets - 100%                                      $5,325,139


DLB Global Small Capitalization Fund

Portfolio of Investments December 31, 1995     Unaudited

Common Stocks - 98.1%
Issuer                                       Shares       Value
Chemicals Specialty - 1.4%
     Calgon Carbon                            9,200    $110,400
     M.A. Hanna Co.                           3,200      89,600
                                                       $149,847
Metals & Mining - 0.9%
     Martin Marietta Materials                4,500     $92,813
Paper/Forest Products - 0.7%
     Albany International Corp Cl A           4,100     $74,313
Aerospace - 1.3%
     E G & G                                  5,600    $135,800
Construction - 1.0%
     Southdown Inc.                           5,300    $103,350
Environmental - 1.0%
     Safety-Kleen                             6,900    $107,812
Machinery/Equipment - 2.7%
     BW/IP Inc. Cl A                          5,800     $95,700
     Harsco Corp.                             2,000     116,250
     Trinity Industries                       2,400      75,600
                                                       $287,550
Apparel - Textile 1.8%
     National Service Industries              3,700    $119,788
     Stride Rite                              9,300      69,750
                                                        189,538
Auto Parts Manufacturers - 3.2%
     Armor All Products                       6,800    $123,250
     Arvin Industries                         3,400      56,100
     Bandag Inc Class A                       1,100      58,300
     Standard Products                        5,800     102,225
                                                       $339,875
Furniture & Appliances - 2.2%
     Herman Miller                            4,500    $135,000
     LA-Z-BOY Chair                           3,200      98,800
                                                       $233,800
Recreation - 0.8%
     King World Productions                   2,100     $81,638
Printing & Publishing - 4.6%
     CCH Inc., Class B                        5,100    $281,138
     Central Newspapers A                     3,300     103,538
     Lee Enterprises                          4,200      96,600
                                                       $481,276
Retail - Speciality - 0.8%
     Fingerhut Companies                      5,700     $79,088
Wholesalers - 1.0%
     Waban Inc.                               5,600    $105,000
Food Producers - 0.9%


     Dean Foods Co.                           3,600     $99,000
Food Retaiilers - 1.1%
     Vons Companies                           4,200    $118,650
Cosmetic/Toiletry - 1.0%
     Alberto Culver Cl A                      2,600     $79,300
Tobacco - 1.7%
     Dimon Inc.                               5,600     $98,700
     Quilmes Industries                       4,800     $78,880
                                                       $177,580
Coal Gas & Pipe - 2.3%
     Cabot Oil & Gas Corp.                    6,600     $96,525
     Nabors Industries                       13,000     144,625
                                                        241,150
Oil - Domestic - 0.8%
     Quaker State Corp.                       7,000     $88,375
Banks - 2.8%
     First Commercial Corp.                   3,317    $109,461
     First Security Corp.                     2,900     111,650
     Firstier Financial                       1,700      74,800
                                                       $295,911
Insurance Companies - 1.8%
     Gallagher, AJ & Co.                      2,300     $85,675
     Hartford Steam Boiler Ins.               2,100     105,000
                                                       $190,675
Electronic/Instrument - 1.3%
     Intergraph Corp                          4,100     $64,575
     Scitex                                   5,300      72,213
                                                       $136,788
Telecommunications - 0.7%
     Octel Communications                     2,400     $77,400
Trucking & Shipping - 2.1%
     Alexander & Baldwin                      3,400     $78,200
     Hunt JB Transport                        4,500      75,375
     Overseas Shipholding                     3,700      70,300
                                                       $223,875
Natural Gas - 0.9%
     Equitable Resources                      3,100     $96,875
Foreign - 57%
   United Kingdon
     Alllied Colloids Group                  44,900     $92,711
     Peter Black Holdings                    19,000      79,643
     N Brown Group                           20,000      83,214
     Court Cavendish Group                   21,400      90,036
     Devro International                     26,000     102,527
     Fairey Group                            11,300      94,383
     McBride                                 28,100      84,196
     Seton Healthcare Group                  13,000      79,721
     Spirax-Sarco Engineering                15,000     138,211
     UniChem                                 21,300      80,025
                                                       $924,667


     Belgium
     Colruyt                                126,428    $123,616

     France
     Bioblock Scientific                      2,000    $102,139
     Brioch Pasquier                          1,000     121,789
     Guilbert                                 1,200     141,234
     SocieteManutan                           1,000     116,672
     Spir Communication                       1,400     128,666
     Virbac                                   1,000     122,812
                                                       $733,312
     Germany
     Douglas Holdings                         3,250    $114,960
     Rhoen Klinikum                           1,200     119,958
     Sto AG                                     100      50,332
                                                       $285,250
     Italy
     Gewiss                                  13,700    $172,684
     Industrie Natuzzi ADR                    3,700     167,888
                                                       $340,572
     Netherlands
     Grolsch                                  3,350    $116,590
     Nutricia Verenidge Bedrijuen             1,850     149,772
     Wegener                                  1,550     149,847
                                                       $416,209
     Switzerland
     Fotolabo                                   400    $160,000
     Phoenix Mecano                             300     150,782
                                                       $310,782
     New Zealand
     Guiness Peat Group                     155,000     $81,021
     Japan
      Aim Services                            5,000     $91,535
     Amada Metrecs                            9,000     143,840
     Canon Aptex                              5,500      89,597
     Daiwa Industries                        12,000     116,234
     Disco                                    4,000     149,168
     Fukuda Denshi                            5,000     134,153
     Harada Industry                          5,000      85,722
     Maruko                                   1,500     101,850
     Mitsui High-Tech                         5,000     130,763
     Nihon Jumbo                              4,300     150,358
     Nissen                                   5,730     134,314
     Royal Ltd.                               4,000     133,670
     SxL Corp.                               12,000     124,370
     Xebio Co.                                4,000     141,418

     Hong Kong
     CDL Hotels                             260,000    $131,126
     Chen Hsong Holdings                     90,000      47,135
     Gold Peak                              150,000      74,195
     South China Morning Post               200,000     122,204
                                                       $374,660


     Indonesia
     Multi Bintang D/R                        5,500     $63,806
     Malaysia
     Perlis Plantations                      40,000    $125,188
     Singapore
     Tiger Medicals                          50,000     $83,038
     Tibs Holdings                           40,000      97,809
     United Industrial Corp.                 71,000      69,745
                                                       $250,592
     Thailand
     Matichon (THB) F/R                      13,000     $76,865
     Saha Pathana Interholding L/R           35,000      66,667
     Thai Pineapple (TIPCO) L/R              52,000      76,350
                                                       $219,882
Total Common Stocks
     (Identified Cost $99,938,233)
Repurchase Agreement 1.9%                               204,300
Repurchase Agreement at value
Total Investments
      (Identified cost $10,142,533)
Other Assets, Less Liabilities - 0%                      (5,003)
Net Assets - 100%                                   $10,509,278


DLB VALUE FUND

PORTFOLIO OF INVESTMENTS December 31, 1995     Unaudited

Common Stocks - 97.4
Issuer                                       Shares       Value
Chemicals - 2.3%
     Dupont                                   3,500    $244,562
Paper/Forest Products - 6.7%
     Potlatch Corp.                           6,000    $240,000
     Weyerhaeuser                             6,000     259,500
     Willamette Ind.                          4,000     225,000
                                                       $724,500
Aerospace - 5.0%
     Boeing                                   3,500    $274,312
     Lockheed Martin Corp.                    3,400     268,600
                                                       $542,912
Environmental - 2.2%
     Safety-Kleen                            15,500    $242,187
Apparel - Textile - 2.6%
     Reebok International                    10,100    $285,325
Recreation - 1.8%
     Huffy Corp.                             19,000    $192,375
Printing & Publishing - 2.1%
     Harcourt General                         5,500    $230,312
Retail Discount - 2.2%
     K MART                                  32,200    $233,450
Retail - General - 4.7%
     Penny JC                                 5,000    $238,125
     Sears Roebuck & Co.                      7,000     273,000
                                                       $511,125
Food Producers - 2.5%
     Grand Metropolitan ADR                   9,500    $273,125
Drugs - 2.1%
     Lilly, Eli & Co.                         3,982    $223,988
Medical Supplies & Services - 3.9%
     Guidant Corp.                            3,521    $148,762
     Tenet Healthcare Corp.                  13,300     275,975
                                                       $424,737
Oil - Domestic - 2.0%
     Atlantic Richfield                       2,000    $221,500
Oil  - International - 2.6%
     Royal Dutch Pete NY Reg N Gldr           2,000    $282,250
Banks - 9.8%
     Chase Manhattan                          4,500    $272,812
     First Bank System                        5,500     272,938
     First Interstate Bancorp                 1,800     245,700
     National City Corp.                      8,000     265,000

Financial Services - 12.2%
     American Express                         6,500    $268,938


     Salomon Inc.                             7,000     248,500
     Student Loan Corp.                       8,200     278,800
     Student Loan Marketing                   4,300     283,262
     Transamerica                             3,300     240,488

Insurance Companies - 7.4%
     Aetna Life & Casualty                    4,000    $277,000
     Allstate Corp.                           6,400     263,200
     General RE Corp.                         1,700     263,500
                                                       $803,700
Diversified - 2.0%
     Hanson PLC Sponsored ADR                14,000    $213,500
Professional Services - 4.7%
     ABM Industries Inc.                     10,000    $277,500
     PHH Corp.                                5,000     233,750
                                                       $511,250
ComputerRelated - 4.3%
     Apple Computer                           6,700    $213,563
     International Business Machines          2,700     247,725
                                                       $461,288
Computer Software - 2.5%
     Shared Med Sys Corp.                     5,000    $271,875
Office Equipment - 4.6%
     Wallace Computer                         4,100    $223,963
     Xerox                                    2,000     274,000
                                                        497,963
Airlines - 2.2%
     KLM Royal Dutch Air                      6,658    $234,695
Trucking & Shipping - 2.3%
     Overseas Shipholding                    13,400    $254,600
Electrical Power - 2.7%
     Texas Utilities                          7,000    $287,875
Total Common Stocks
     (Identified Cost $9,966,759)
Repurchase Agreement 3%                                 320,107
Repurchase Agreement at value
Total Investments
      (Identified cost $10,286,866)
Other Assets, Less Liabilities                          (48,061)
Net Assets - 100%                                   $10,817,578


DLB MID CAPITALIZATION FUND

PORTFOLIO OF INVESTMENTS -  December 31, 1995     Unaudited


Common Stocks - 98.0%
Issuer                                          Shares       Value
Chemicals  Specialty - 4.6%
     Calgon Carbon                              22,900    $274,800
     M. A. Hanna                                 8,100     226,800
                                                          $501,600
Metals & Mining - 2.2%
     Martin Marietta Materials                  11,400    $235,125
Paper/Forest Products - 1.7%
     Albany International Corp. Cl A            10,300    $186,688
Aerospace - 3.1%
     E G & G                                    14,000    $339,500
Construction - 2.4%
     Southdown                                  13,200    $257,400
Environmental - 2.5%
     Safety-Kleen                               17,300    $270,312
Machinery/Equipment - 6.6%
     BW/IP Inc., Class A                        14,500    $239,250
     Harsco Corp.                                5,100     296,438
     Trinity Industries                          6,000     189,000
                                                          $724,688
Apparel - Textile - 4.4%
     National Service Industries                 9,300    $301,088
     Stride Rite                                23,400     175,500
                                                          $476,588
Auto Parts Manufacturers - 8.3%
     Armor All Products                         17,000    $308,125
     Arvin Industries                            8,600     141,900
     Bandag Inc., Class A                        2,600     201,400
     Standard Products                          14,500     255,563
                                                          $906,988
Furniture & Appliances  -  5.4%
     Herman Miller                              11,300    $339,000
     LA-Z-BOY Chair                              8,000     247,000
                                                          $586,000
Recreation - 1.9%
     King World Productions                      5,400    $209,925
Printing & Publishing - 10.9%
     CCH Inc., Class B                          12,800    $705,600
     Central Newspapers A                        8,200     257,275
     Lee Enterprises                            10,200     234,600

Retail - Specialty - 1.8%
     Fingerhut Companies                        14,200    $197,025
Wholesalers - 2.4%
     Waban Inc.                                 14,100    $264,375
Food Producers - 2.3%


     Dean Foods Co.                              9,000    $247,500
Food Retailers - 2.7%
     Vons Companies                             10,600    $299,450
Cosmetic Toiletry - 1.8%
     Alberto Culver, Class A                     6,500    $198,250
Tobacco - 2.2%
     'Dimon Inc.                                13,800    $243,225
Coal Gas & Pipe - 5.5%
     Cabot Oil & Gas Corp.                      16,500    $241,313
     Nabors Industries                          32,300     359,337
                                                          $600,650
Oil - Domestic - 2.0%
     Quaker State Corp.                         17,700    $223,461
Banks - 6.6%
     First Commercial Corp.                      8,239    $271,890
     First Security Corp.                        7,000     269,500
     Firstier Financial                          4,100     180,400
                                                          $721,790
Insurance Companies - 4.3%
     Gallagher                                   5,700    $212,325
     'Hartford Steam Boiler Ins.                 5,200     260,000
                                                          $472,325
Electronic/Instrument - 3.1%
     Intergraph Corp.                           10,100    $159,075
     Scitex                                     13,400     182,575
                                                          $341,650
Telecommunications - 1.8%
     Octel Communications                        6,000    $193,500
Trucking & Shipping - 5.2%
     Alexander & Baldwin                         8,700    $200,100
     Hunt JB Transport                          11,300     189,275
     Overseas Shipholding                        9,300     176,700
                                                          $566,075
Natural Gas - 2.3%
     Equitable Resources                         8,000    $250,000
Total Common Stocks
     (Identified Cost $9,959,890)
Repurchase Agreement 2.6%                                 $280,630
Repurchase Agreement at value
Total Investments
      (identified cost $10,240,520)
Other Assets, Less Liabilities (0.6%)                      (63,321)
Net Assets - 100%                                      $10,928,874


                               THE DLB FUND GROUP

                                    FORM N-1A

                            PART C. OTHER INFORMATION


Item 24.  Financial Statements and Exhibits.

       (a)      Index to Financial Statements and Supporting Schedules:

     (1)      Financial Statements:
     Financial    highlights   for   Fixed   Income   Fund(unaudited)  (a).
     Financial highlights for Global Small Cap Fund (unaudited) (a). Financial highlights for Value Fund (unaudited) (a).
     Financial  highlights for Mid Cap Fund (unaudited) (a).

     Statementof Assets and  Liabilities  for Global Small Cap   Fund  as  of
           June   22,   1995   and accompanying notes (b).
     Statement   of  Assets  and Liabilities  for  Fixed  Income  Fund  as of
           December 31, 1995 (unaudited) (b).
     Statement of Operations for Fixed  Income Fund as of  December  31,
           1995(unaudited) (b).
     Statement of Changes in Net Assets for Fixed  Income Fund as of
           December 31, 1995 (unaudited) (b).
     Notes to financial statements for Fixed Income Fund (b).
     Statement of Assets and Liabilities for Global Small Cap Fund as of
           December  31,  1995  (unaudited)(b).
     Statement of Operations for Global  Small  Cap Fund as of  December  31,
           1995 (unaudited) (b).
     Statement of Changes in Net Assets for Small Cap Fund as of December 31,
           1995 (unaudited) (b).
     Notes to financial statements for Global Small Cap Fund (b).
     Statement of Assets and Liabilities for Value Fund as of December 31,
           1995 (unaudited) (b).
     Statement of Operations for Value   Fund  as  of   December   31,
           1995 (unaudited) (b).
     Statement of Changes in Net Assets  for Value  Fund as of  December  31,
           1995 (unaudited) (b).
     Notes to financial statements for Value Fund (b).
     Statement of Assets and Liabilities for Mid Cap Fund as of December 31,
           1995 (unaudited) (b).

     Statement of Operations for Mid  Cap  Fund  as  of  December   31,  1995
           (unaudited) (b).
     Statement of Changes in Net Assets for Mid Cap Fund as of  December  31,
           1995 (unaudited) (b).
     Notes to Financial Statements for Mid Cap Fund (b).

     (2)      Supporting Schedules:
     Schedule I - Portfolio of investments owned as of December 31, 1995, for Fixed Income Fund (b).
     - Portfolio of investments owned as of December 31, 1995 for Global Small Cap Fund (b).
     - Portfolio of investments owned as of December 31, 1995 for Value Fund (b).
     - Portfolio of investments owned as of December 31, 1995 for Mid Cap Fund (b).

     Schedules II through IX omitted because the required matter is not present.


(a)      Included in Part A.
(b)      Included in Part B.


    (b)      Exhibits:
             (1)              Agreement and Declaration of Trust
             (2)              By-Laws*
             (3)              Not Applicable
             (4)              Not Applicable
             (5)              Forms of Management Contracts**
                              (a) Management Contract between the Trust and David L. Babson & Co., Inc. (the "Manager") on behalf of the Fixed Income Fund
                              (b) Management Contract between the Trust and the Manager on behalf of the Global Small Cap Fund

-----------------
     * Incorporated by reference to Registrant's initial Registration Statement on Form N-1A (File No. 33-82366) filed on August 3, 1994.
     ** Incorporated by reference to Registrant's Pre-Effective Admendment No.1 filed on October 12, 1994.

                      (c) Sub-Advisory Agreement between the Manager and Babson-Stewart Ivory International (the "Sub-Adviser") on behalf of the Global
                            Small Cap Fund
                      (d) Management Contract between the Trust and the Manager on behalf of the Value Fund
                      (e) Management Contract between the Trust an the Manager on behalf of the Mid Cap Fund
     (6)              Not Applicable
     (7)              Not Applicable
     (8) Form of Custodian Agreement between the Trust and Inves-tors Bank & Trust Company ("IBT")*
     (9) Form of Transfer Agency Agreement between the Trust and IBT*
     (10)             Opinion and Consent of Ropes & Gray***
     (11)             Consent of Deloitte & Touche LLP
     (12)             Not Applicable
     (13)             Letter of Understanding relating to initial capital***
     (14)             Not Applicable
     (15)             Not Applicable
     (16)             Not Applicable

     (17)             Financial Data Schedules for the:
                               (a)      Fixed Income Fund
                               (b)      Global Small Cap Fund
                               (c)      Value Fund
                               (d)      Mid Cap Fund
     (18)             Not Applicable
                      Powers of Attorney**

-------------
*** Incorporated by reference to Registrant's Pre-Effective Amendment No. 2 filed on June 30, 1995.

Item 25.  Persons Controlled by or under Common Control with
                  Registrant.

         As of December 31, 1995, in excess of 99% of the outstanding shares of beneficial interest of the Fixed Income Fund, Value Fund and Mid Cap Fund were held by Massachusetts Mutual Life Insurance Company ("Mass Mutual"), and 99% and 1% of the shares of the Global Small Cap Fund were held by Mass Mutual and David
L. Babson & Co., Inc., respectively.


Item 26.  Number of Holders of Securities.


                                                             Number of Record Holders
                                                             as of the date of this
         Title of Class                                      Registration Statement

Shares of Beneficial Interest of Fixed Income Fund                     2
Shares of Beneficial Interest of Global Small Cap Fund                 2
Shares of Beneficial Interest of Value Fund                            2
Shares of Beneficial Interest of Mid Cap Fund                          2


Item 27.  Indemnification.

          Article VIII, Sections 1, 2 and 3 of Registrant's Agreement and Declaration of Trust provides as follows with respect to indemnification of the Trustees and officers of Registrant against liabilities which may be incurred by them in such capacities:

         Section 1. Trustees, Officers, Etc. The Trust shall indemnify each of its Trustees and officers (including persons who serve at the Trust's request as directors, officers or trustees of another organization in which the Trust has any interest as a shareholder, creditor or otherwise) (hereinafter referred to as a "Covered Person") against all liabilities and expenses, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and counsel fees reasonably incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise or with which such Covered Person may be or may have been threatened, while in office or thereafter, by reason of being or having been such a Covered Person except with respect to any matter as to which such Covered Person shall have been finally adjudicated in any such action, suit or other proceeding to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office. Expenses, including counsel fees so incurred by any such Covered Person (but excluding amounts paid in satisfaction of judgments, in compromise or as fines or penalties), shall be paid from time to time by Trust in advance of the final disposition of any such action, suit or proceeding upon receipt of an undertaking by or on behalf of such Covered Person to repay amounts so paid to the Trust if it is ultimately determined that indemnification of such expenses is not authorized under this Article, provided, however, that either (a) such Covered Person shall have provided appropriate security for such undertaking,
(b) the Trust shall be insured against losses arising from any such advance payments or (c) either a majority of the disinterested Trustees acting on the matter (provided that a majority of the disinterested Trustees then in office act on the matter), or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a full trial type inquiry) that there is reason to believe that such Covered Person will be found entitled to indemnification under this Article.

         Section 2. Compromise Payment. As to any matter disposed of (whether by a compromise payment, pursuant to a consent decree or otherwise) without an adjudication by a court, or by any other body before which the proceeding was brought, that such Covered Person is liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office, indemnification shall be provided if (a) approved, after notice that it involves such indemnification, by at least a majority of the disinterested Trustees acting on the matter (provided that a majority of the disinterested Trustees then in office act on the matter) upon a determination, based upon a review of readily available facts (as opposed to a full trial type inquiry) that such Covered Person is not liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office, or (b) there has been obtained an opinion in writing of independent legal counsel, based upon a review of readily available facts (as opposed to a full trial type inquiry) to the effect that such indemnification would not protect such Person against any liability to the Trust to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office. Any approval pursuant to this Section shall not prevent the recovery from any Covered Person of any amount paid to such Covered Person in accordance with this Section as indemnification if such Covered Person is subsequently adjudicated by a court of competent jurisdiction to have been liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office.

         Section 3. Indemnification Not Exclusive. The right of indemnification hereby provided shall not be exclusive of or affect any other rights to which such Covered Person may be entitled. As used in this Article VIII, the term "Covered Person" shall include such person's heirs, executors and administrators and a "disinterested Trustee" is a Trustee who is not an "interested person" of the Trust as defined in Section 2(a)(19) of the 1940 Act (or who has been exempted from being an "interested person" by any rule, regulation or order of the Commission), and against whom none of such actions, suits or other proceedings or another action, suit or other proceeding on the same or similar grounds is then or has been pending. Nothing contained in this Article shall affect any rights to indemnification to which personnel of the Trust, other than Trustees or officers, and other persons may be entitled by contract or otherwise under law, nor the power of the Trust to purchase and maintain liability insurance on behalf of any such person; provided, however, that the Trust shall not purchase or maintain any such liability insurance in contravention of applicable law, including without limitation the 1940 Act.

Item 28.  Business and Other Connections of Adviser.

         No director or officer of David L. Babson & Co., Inc., the Registrant's investment adviser, has been engaged for his own account or in the capacity of
director,   officer,
employee, partner or trustee in any other business, profession, vocation or employment of a substantial nature.

Item 29.  Principal Underwriters -- Not Applicable.

Item 30.  Location of Accounts and Records.

         The  accounts,  books or other  documents  required to be maintained by
Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder will be kept by the Registrant, the Manager and the Sub-Adviser at their respective principal business offices at One Memorial Drive, Cambridge, Massachusetts 02142 and by the Registrant's Custodian and Transfer Agent at its principal business office at 89 South Street, Boston, Massachusetts 02205.

Item 31.  Management Services.

    There are no management-related service contracts not discussed in Part A or Part B.


Item 32.  Undertakings.

    The Registrant hereby undertakes to furnish to each person to whom a prospectus is delivered a copy of the Registrant's latest annual report to shareholders containing the information required by Item 5A of Form N-1A omitted from the Prospectus, upon request and without charge.

                                     NOTICE

    A copy of the Agreement and Declaration of Trust of The DLB Fund Group is on file with the Secretary of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually but are binding only upon the assets and property of the relevant series of the Registrant.

                                   SIGNATURES

    Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Cambridge, The Commonwealth of Massachusetts, on the 12th day of January, 1996.

                                                     THE DLB FUND GROUP


                                                     By:  /s/ Ronald E. Gwozdz
                                                            Ronald E. Gwozdz
                                                            President

         Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment of The DLB Fund Group has been signed below by the following persons in the capacities and on the dates indicated.


      *                     Trustee; Chairman                   January 12, 1996
Peter C. Thompson

      *                     Trustee; Principal Executive        January 12, 1996
Ronald E. Gwozdz             Officer; and President

      *                     Treasurer; Principal Financial      January 12, 1996
Edson B. Olds IV             Officer and Principal
                             Accounting Officer
      *                     Trustee                             January 12, 1996
Charles E. Hugel

      *                     Trustee                             January 12, 1996
Richard A. Nenneman

      *                     Trustee                             January 12, 1996
Peter S. Schliemann

                            Trustee                             January 12, 1996
Richard J. Phelps


            *By   /s/ Ronald E. Gwozdz
                  Ronald E. Gwozdz
                  Attorney-In-Fact

                                  EXHIBIT INDEX


Exhibit No.              Description

         11              Consent of Deloitte & Touche LLP

         17(a)           Financial Data Schedule for Fixed Income Fund

         17(b)           Financial Data Schedule for Global Small Cap Fund

         17(c)           Financial Data Schedule for Value Fund

         17(d)           Financial Data Schedule for Mid Cap Fund